FFTW FUNDS, INC.





















                                                         Semi-Annual Report
                                                         June 30, 1998















-------------------------------------------------------------------------------
200 PARK AVENUE
NEW YORK, NY  10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250














August 28, 1998

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the six-month period ended June 30, 1998. The FFTW Funds, Inc. continues to enjoy strong growth in its nine Portfolios, each reflecting a specific strategy to meet the objectives of our investors.

As a result of our continuing success, FFTW Funds, Inc. is in the process of registering a number of new Portfolios for introduction later this year. The new Portfolios represent unique investment strategies offered by Fischer Francis Trees & Watts, the investment adviser, but not previously available to the clients of FFTW Funds, Inc. The expanded offering will provide greater flexibility for meeting our clients' investment objectives.

We greatly appreciate your participation in the FFTW Funds. We welcome the opportunity to discuss the objectives and results of our funds in a continuing effort to meet your investment needs. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.

Yours sincerely,


O. John Olcay
Chairman of the Board and Chief Executive Officer
FFTW Funds, Inc.
FFTW Funds, Inc.


President's Letter










Overviews - U.S. Portfolios                        1
Performance - U.S. Portfolios                      2
Overviews - Global and International Portfolios    5
Performance - Global and International Portfolios  7
Schedules of Investments
 Money Market Portfolio                           12
 U.S. Short-Term Portfolio                        13
 Stable Return Portfolio                          15
 Mortgage Total Return Portfolio                  17
 Worldwide Portfolio                              21
 Worldwide-Hedged Portfolio                       23
 International Portfolio                          25
 International-Hedged Portfolio                   26
 Emerging Markets Portfolio                       28
Statements of Assets and Liabilities              31
Statements of Operations                          36
Statements of Changes in Net Assets               41
Financial Highlights                              46
Notes to Financial Statements                     55
FFTW Funds, Inc.


Table of Contents










Money Market Portfolio    Stable Return Portfolio
U.S. Short-Term Portfolio Mortgage Total Return Portfolio

Market Review

Bond markets performed well in the first quarter as interest rates trended lower in the major markets. U.S. rates fell sharply early in the quarter but retraced much of their decline. U.S. growth remained strong and employment was at record levels, but inflation expectations remained subdued. Corporate securities were the best performing investment grade sector, enjoying a good technical environment as investors searched for additional yield for their portfolios.

In the  mortgage  market,  lower bond yields  early in the quarter  continued to result in higher-than-anticipated prepayments that caused significant uncertainty among investors in the sector. Interest-only securities were the worst performing sub-sector as a result of this uncertainty about prepayments. Overall the sector returned 1.63%, lagging behind both the Treasury and corporate sectors in the U.S.

In the second quarter, major world bond markets performed well as interest rates trended lower in Europe, Japan, and the U.S. However, turmoil continued to dominate the Asian markets. U.S. rates were bound within a 40 basis point range and ended the period near their lowest levels in the quarter. U.S. economic growth and labor markets remained strong, while inflation expectations, despite some modest increases in price indicators, remained low.

Portfolio Overviews

Each of the U.S.  Portfolios  outperformed  its  benchmark for the first half of
     1998, as indicated in the performance information commencing on page 2. The Portfolios maintained a long duration exposure relative to their respective benchmarks throughout the first quarter that detracted somewhat from overall performance. However, the Money Market, U.S. Short-Term, and Stable Return Portfolios each held overweighted positions in asset-backed securities, the contribution of which off-set the effect of the longer duration positions.

Money Market,  U.S.  Short-Term,  and  Stable  Return  Portfolios  continued  to maintain a long duration exposure as the yield curve flattened throughout the second quarter. The result was a modest positive impact on the returns of the Portfolios. Corporate bond holdings were increased to an overweighted position and the continued overweighting in asset-backed securities continued to provide a positive effect on the Portfolios' relative performance.

Because of widening swap spreads combined with higher  volatility and prepayment fears, the Mortgage Total Return Portfolio was neutral on the mortgage basis during the first quarter. The Treasury market rally in the second quarter led to mortgage prepayment fears that caused the mortgage market to weaken later in the quarter. Higher coupon pass-throughs and interest-only securities underperformed for most of the quarter. Collateralized mortgage-backed securities positions underperformed Treasuries during the quarter, detracting from the Portfolio's return. While there was no fundamental credit deterioration in the mortgage sector, U.S. corporate bond spreads widened significantly causing a spillover into mortgage credit.

Outlook

The effects of the Asian economic downturns are beginning to be felt in the U.S.
    economy. The trade deficit is ballooning and may get worse as imports form Asia pick up. Statistics on the manufacturing sector are showing persistent signs of weakness. Although consumption and labor markets remain strong, the trend towards lower rates in the U.S. should continue.

FFTW Funds, Inc.


Overviews - U.S. Portfolios
June 30, 1998 (Unaudited)





Money Market Portfolio seeks to attain current income, liquidity, and the maintenance of a stable net asset value per share through investments in high quality, short-term obligations.

          Yield Information for the 7-day period ended June 30, 1998:

                                                       Effective
                                                 Yield   Yield
Money Market Portfolio                           5.38%     5.52%
IBC's Money Fund Report Averages(TM)-All Taxable 4.99%     5.10%

U.S. Short-Term Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity by investing primarily in high-quality fixed income securities with an average U.S. dollar-weighted duration of less than one year. U.S. Short-Term is not a money market fund and its shares are not guaranteed by the U.S. Government.




        Average Annual Total Return for the periods ended June 30, 1998:

                                                                           Since
                           One Year 5 Years Inception*
U.S. Short-Term Portfolio                                 5.25%   4.86%   5.19%
IBC's Money Fund Report Averages(TM)-All Taxable*         5.16%   4.63%   4.89%
* U.S. Short Term Portfolio commenced operations on December 6, 1989. The Portfolio invests in longer term maturities than the benchmark and, therefore, presents greater risks of NAV fluctuation.

FFTW Funds, Inc.


Performance - U.S. Portfolios (continued)
June 30, 1998 (Unaudited)



Stable Return Portfolio seeks to maintain a stable level of total return as may be consistent with the preservation of capital by investing primarily in high-quality debt securities with an average U.S. dollar-weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.




        Average Annual Total Return for the periods ended June 30, 1998:

                                          One     Since
                                          Year Inception*
Stable Return  Portfolio                6.96%     5.80%

Merrill Lynch 1-2.99 Year Treasury
Index                                   6.80%     5.65%

* Stable Return Portfolio commenced operations on July 26, 1993.


FFTW Funds, Inc.


Performance - U.S. Portfolios (continued)
June 30, 1998 (Unaudited)


Mortgage Total Return Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in mortgage-related securities, maintaining an average U.S. dollar-weighted duration in the range of two to six years.




        Average Annual Total Return for the periods ended June 30, 1998:

                                         One     Since
                                         Year Inception*
Mortgage Total Return Portfolio         9.03%      9.46%
Lehman Mortgage-Backed Securities Index 8.92%      8.64%
* Mortgage Total Return Portfolio commenced operations on April 29, 1996. FFTW Funds, Inc.


Overviews - Global & International Portfolios
June 30, 1998 (Unaudited)



Worldwide Portfolio        International Portfolio
Worldwide-Hedged Portfolio International-Hedged Portfolio
Emerging Markets Portfolio

Market Review

Bond markets across the board performed well in the first quarter as interest rates trended lower in the major markets. U.S. rates fell sharply early in the quarter but retraced much of their decline while German rates were lower by 30-40 basis points. In Japan, recessionary conditions persisted and policy makers struggled to develop an effective remedy, resulting in continued low interest rates.

In currency markets, the major currencies exhibited no major trends during the quarter; the dollar edged higher against the mark and ended the period much where it began relative to the yen. The yen appreciated early in the year amid hopes for fiscal reforms, but the currency suffered later in the quarter due to the fear that these hopes would not be realized.

In the second  quarter,  turmoil  continued to dominate the Asian markets.  U.S.
   rates were bound within a 40 basis point range, as were German yields, and ended the period near their lowest levels for the quarter. In Japan, recessionary conditions worsened as the magnitude of the country's banking crisis became obvious. Interest rates continued to fall with the five-year Japanese Government Bond reaching a low of 80 basis points before rebounding.

Currency markets  were  dominated  by the  slide  of the yen  versus  all  major currencies. The dollar/yen exchange rate fell to 145 and was only stabilized by intervention in the foreign exchange market. The deutschemark remained relatively stable versus the U.S. dollar.

Portfolio Overviews

Each of Worldwide,  Worldwide-Hedged,  International,  and  International-Hedged
     Portfolios regained their edge relative to their respective benchmarks in the second quarter after struggling in the first quarter, as shown in the performance information provided on page 7.

In the first quarter,  the advantages of an overweighting of European bonds were offset by an underweighted position in Japanese yen versus the U.S. dollar and deutsche mark in the early part of the quarter. Worldwide and Worldwide-Hedge also saw a detraction from returns from an overweighting in U.S. duration positions.

Initially in the second quarter, the Portfolios were underweighted in European duration as stronger domestic demand in Germany suggested a possible need for the Bundesbank to increase interest rates. The Portfolios' exposure was subsequently increased to an overweight allocation following the release of excellent inflation data and signs of a slowdown in economic growth. The overweighting contributed to second quarter returns as did an underweighting in U.K. gilts.

The Portfolios  maintained  an  underweight  position in the Japanese yen during much of the second quarter. This position was reduced following intervention to support the yen by Japanese and U.S. authorities, which added significantly to the Portfolios' returns during the quarter.

The International-Hedged Portfolio is used exclusively by FFTW for the portion of its client base that seeks the incremental return that a limited exposure to the international market may bring. The International-Hedged Portfolio significantly outperformed its benchmark utilizing a strategy that involves investing the Portfolio in a diversified international portfolio but swapping the return of the JP Morgan Global Government Bond Index, (Non-U.S. Unhedged) ("Bond Index") in exchange for a LIBOR-based payment to the Portfolio. The success of the strategy is measured relative to the JP Morgan 3-Month Eurodeposit Index ("Index").

The Emerging Markets Portfolio had a strong first quarter and then struggled in the second quarter as the strategy of maintaining a high yield on the external debt portion of the Portfolio detracted from returns. Since June 30, the Portfolio has declined approximately 18.5%, due to the collapse of the Russian currency markets and the spillover to other emerging markets. Added pressure on commodity prices in Latin American markets has also contributed to declines in emerging market debt instruments.

FFTW Funds, Inc.


Overviews - Global and International Portfolios (continued)
June 30, 1998 (Unaudited)


Outlook

While the trend toward lower interest rates in the U.S. is expected to continue due to the effects of the Asian economic downturns and persistent signs of manufacturing sector weakness, the economic fundamentals point to stronger growth in Europe. However, the effect of a significant Asian slowdown may appear in Europe as well. Monetary policies should remain on hold in the near term, keeping volatility comparatively low.

Japanese rates are likely to move higher in response to new fiscal  initiatives.
         Problems within the Japanese banking system most likely will continue to weaken the yen. Emerging market debt and currencies will remain volatile due to the continuing lack of liquidity and the credit crisis in Russia.

With respect to the emerging markets, European real yields are seen as the most attractive in the local market universe, and Asian currency volatility appears to be too high relative to prospective returns. Maintaining a high yield on the external debt portion of the Portfolio is expected to be a significant contributor to performance in the future. We are reducing exposure to local currencies in anticipation of continuing pressures on these currencies. We will look for opportunities in the local debt market once forced liquidation pressures allow the markets to stabilize.


FFTW Funds, Inc.


Performance - Global and International Portfolios
June 30, 1998 (Unaudited)



Worldwide Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S.
dollar-weighted duration of less than eight years.




        Average Annual Total Return for the periods ended June 30, 1998:

                                                      One             Since
                                                     Year 5 Years Inception*
Worldwide Portfolio                                  6.83%   5.47%      7.55%
JP Morgan Global Government Bond Index (Unhedged)    5.87%   6.62%      7.70%
* Worldwide Portfolio commenced operations on April 15, 1992.


FFTW Funds, Inc.


Performance - Global and International Portfolios (continued)
June 30, 1998 (Unaudited)



Worldwide-Hedged Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.




        Average Annual Total Return for the periods ended June 30, 1998:

                                          One             Since
                                         Year  5 Years Inception*
Worldwide-Hedged Portfolio              13.00%  10.27%     10.63%
Customized Benchmark*                   11.96%   7.53%      8.07%
*  Customized  Benchmark  May  19,  1992  (commencement  of  operations  of  the
Portfolio) through July 31, 1994 - JP Morgan Global Government Bond Index (Hedged); August 1, 1994 through June 30, 1995 - IBC's Money Fund Report Averages(TM)-All Taxable; July 1, 1995 to present - JP Morgan Global Government Bond Index (Hedged). For the period between August 1, 1994 and June 30, 1995, the Worldwide-Hedged. Portfolio was invested in cash or short-term instruments due to its small size. Consequently, the Portfolio's performance is compared to this Customized Benchmark. FFTW Funds, Inc.


Performance - Global and International Portfolios (continued)
June 30, 1998 (Unaudited)



International Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.




        Average Annual Total Return for the periods ended June 30, 1998:

                                                            One     Since
                                 Year Inception*
International Portfolio                                    5.14%      4.01%
JP Morgan Global Government Bond Index (Non-U.S. Unhedged) 2.28%      2.64%
* International Portfolio commenced operations on May 9, 1996.
FFTW Funds, Inc.


Performance - Global and International Portfolios (continued)
June 30, 1998 (Unaudited)



International-Hedged Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.




        Average Annual Total Return for the periods ended June 30, 1998:

                                               Since
                                     One  Recommencement
                                     Year of Operations*
International-Hedged Portfolio      7.52%          6.79%
JP Morgan 3-Month Eurodeposit Index 5.97%          5.92%
* The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%, versus the JP Morgan Global Government Bond Index (Non-U.S. Hedged), which had an annualized return of 2.98% for the same period, and the JP Morgan 3-Month Eurodeposit Index, which had an annualized return of 4.05% for the same period. The return stated is for the period commencing September 14, 1995.


FFTW Funds, Inc.


Performance - Global and International Portfolios (continued)
June 30, 1998 (Unaudited)


Emerging Markets Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in fixed income securities from bond markets in emerging markets countries, denominated in local currencies or currencies of OECD countries, with an average U.S. dollar-weighted duration of less than eight years.




        Average Annual Total Return for the periods ended June 30, 1998:

                                               Since
                                            Inception*
Emerging Markets  Portfolio                   (2.47%)
JP Morgan Emerging Local Markets Index Plus   (6.80%)
* Emerging Markets Portfolio commenced operations on August 12,1997.


FFTW Funds, Inc.


Money Market Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                                            Face
                                                                           Amount         Value
----------------------------------------------------------------------------------------------------
Asset- and Mortgage-Backed Securities - 7.4%
Ford Credit Auto Owner Trust, Ser. 1998-B, Class A1, 6.680% due 05/15/99   $932,875         $932,875
Triangle Funding Ltd, Ser. 1997-1, Class 1, 5.773% due 11/15/98           1,000,000        1,000,000
                                                                                    ----------------
Total (Cost - $1,932,875)                                                                  1,932,875
                                                                                    ----------------
Bank Obligations - 63.5%
Abbey National Euro CD, 5.600% due 08/20/98                               1,100,000        1,100,000
Bank of Montreal Time Deposit, 5.750% due 07/01/98                        1,000,000        1,000,000
Bank of Nova Scotia Yankee CD, 5.689% due 02/25/99                        1,000,000          999,812
Bank of Scotland Euro CD, 5.595% due 09/14/98                             1,000,000          999,870
Barclays de Zoete Wedd Yankee CD, 5.550% due 07/20/98                     1,100,000        1,100,000
Bayerische Vereinsbank Yankee CD, 5.604% due 10/08/98                     1,000,000          999,955
Bayerische Landesbank Yankee CD, 5.615% due 09/16/98                      1,000,000        1,000,021
Canadian Imperial Bank CD, 5.600% due 09/30/98                            1,000,000        1,000,193
Deutsche Bank Yankee CD, 5.573% due 07/9/98                               1,000,000        1,000,004
Federal Home Loan Discount Note, 5.542% due 09/23/98                        500,000          486,502
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98                    1,135,000        1,135,000
Nations Bank Time Deposit, 5.750% due 07/01/98                              700,000          700,000
Natwest Yankee CD, 5.735% due 05/07/99                                    1,000,000          999,875
Rabo Bank Yankee CD, 5.550% due 07/28/98                                  1,000,000          999,992
Republic National Bank New York Time Deposit, 5.750% due 07/01/98         1,000,000        1,000,000
Westdeutsche Landesbank Time Deposit, 5.562% due 07/01/98                 1,000,000        1,000,000
Suedwestdeutsche Lande Euro CD, 5.594% due 09/11/98                       1,000,000        1,000,020
                                                                                    ----------------
Total (Cost - $16,521,244)                                                                16,521,244
                                                                                    ----------------
Commercial Paper - 28.0%*
Bankers Trust, 5.579% due 08/12/98                                        1,100,000        1,084,567
Ford Motor Credit Corp., 5.599% due 07/24/98                              1,000,000          986,123
General Electric Capital Corp., 5.606% due 07/22/98                       1,100,000        1,088,193
JP Morgan & Co., Inc., 5.500% due 08/24/98                                1,100,000        1,084,875
Province of Quebec, 5.591% due 08/24/98                                   1,100,000        1,072,775
Queens Health, 5.577% due 08/06/98                                        1,000,000          986,200
Shell Finance, 5.633% due 07/15/98                                        1,000,000          989,611
                                                                                    ----------------
Total (Cost - $7,292,344)                                                                  7,292,344
                                                                                    ----------------
Total Investments - 98.9% (Cost - $25,746,463)                                            25,746,463
                                                                                    ----------------
Other Assets and Liabilities - 1.1%                                                          285,432
                                                                                    ----------------
Net Assets - 100.0%                                                                  $    26,031,895
                                                                                    ================

Summary of Abbreviations
CD Certificate of Deposit

* Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.


FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                                                              Face
                                                                                             Amount         Value
----------------------------------------------------------------------------------------------------------------------
Asset- and Mortgage-Backed Securities - 87.2%
Aames Mortgage Trust (FRN), Ser. 1997-C, Class A1A, 5.888% due 11/15/27                      $401,537  $       399,967
Aames Mortgage Trust (FRN), Ser. 1997-C, Class A1F, 5.808% due 05/15/12                     5,840,079        5,838,853
Aames Mortgage Trust (FRN), Ser. 1998-A, Class A1A, 5.878% due 03/15/28                    12,669,336       12,660,341
Advanta Equipment Receivables, Ser. 1998-1, Class A1, 5.770% due 12/15/06                   8,000,000        8,003,680
Amresco Residential Securities, Ser. 1998-2, Class A8, 5.811% due 05/25/28                 10,000,000        9,982,031
Beneficial Mortgage Corp. (FRN), Ser. 1995-1, Class A1, 5.868% due 03/28/25                 1,675,972        1,677,715
Beneficial Mortgage Corp. (FRN), Ser. 1997-1, Class M, 5.898% due 05/28/37                  3,000,000        3,004,890
Block Mortgage Finance, Inc. (FRN), Ser. 1997-2, Class A6, 5.858% due 05/25/27              2,304,445        2,308,316
Champion Home Equity Loan Trust, Ser. 1997-2, Class A1, 6.590% due 11/25/10                 7,194,585        7,197,607
Chase Manhattan Auto Owner Trust, Ser. 1996-C, Class A3, 5.950% due 11/15/00                5,000,000        5,005,850
Citibank Credit Card Master Trust I (FRN), Ser. 1998-7, Class B, 5.781% due 05/15/02       15,000,000       14,953,125
Contimortgage Home Equity Loan Trust (FRN), Ser. 1996-1, Class A8, 5.996% due 03/15/27      1,051,854        1,060,879
Contimortgage Home Equity Loan Trust (FRN), Ser. 1997-3, Class A10, 5.866% due 08/15/28     5,617,759        5,625,905
Criimi Mae Corp., (144A) Ser. 1998-1, Class A1, 5.697% due 10/20/01 (a)                    13,000,000       12,870,000
Delta Funding Home Equity Loan Trust, Ser. 1996-1, Class A3, 7.030% due 02/25/11            8,592,722        8,635,686
Discover Card Trust, Ser. 1991-F, Class A, 7.850% due 11/21/00                              5,000,000        5,019,200
EQCC Home Equity Loan Trust (FRN), Ser. 1997-3, Class A10, 5.831% due 11/15/28             10,006,163       10,012,067
EQCC Home Equity Loan Trust, Ser. 1996-4, Class A3, 6.260% due 11/15/06                     4,847,817        4,858,531
Excelsior Master Trust (144A) (FRN), Ser 1998-1A, Class C1, 6.468% due 03/15/06 (a)         3,000,000        3,000,000
FHLMC, Ser. 1561, Class ZA, 6.000% due 01/15/05                                            10,441,151       10,442,613
First Chicago Master Trust II (FRN), Ser. 1996-R, Class A, 5.726% due 07/15/01              8,000,000        8,000,560
First Chicago Master Trust II (FRN), Ser. 1996-S, Class A, 5.781% due 08/15/04             15,000,000       15,022,350
FNMA (FRN), Ser. 1993-54, Class FK, 6.288% due 04/25/21                                     3,326,713        3,355,422
FNMA, Ser. 1994-93, Class PC, 7.000% due 05/25/13                                             476,195          474,533
Ford Credit Auto Owner Trust, Ser. 1997-B, Class A2, 5.950% due 01/15/00                    6,000,000        6,006,540
Ford Credit Auto Owner Trust, Ser. 1998-B, Class A2, 5.800% due 10/15/00                    8,000,000        7,995,600
GE Capital Mortgage Services, Inc., Ser. 1997-HE3, Class A1, 6.530% due 12/25/10            4,475,708        4,470,650
GMAC Home Equity Loan Trust, (144A) Ser. 1998-1, Class A, 5.826% due 03/15/24 (a)           8,000,000        8,000,000
Greentree Financial Corp., Ser. 1997-3, Class A2, 6.490% due 07/15/28                       5,187,720        5,206,862
Headlands Mortgage Securities, Inc. (FRN), Ser. 1997-3, Class C1, 5.938% due 07/25/27       1,036,160        1,033,622
HFC Home Equity Loan (FRN), Ser. 1992-1, Class A1, 5.930% due 05/20/07                      1,090,292        1,085,658
HFC Home Equity Loan (FRN), Ser. 1992-1, Class A2, 6.068% due 05/20/07                        661,440          661,500
HFC Home Equity Loan (FRN), Ser. 1992-2, Class A2, 6.048% due 10/20/07                      6,318,892        6,320,598
HFC Home Equity Loan (FRN), Ser. 1993-1, Class A1, 5.880% due 05/20/08                      4,224,525        4,220,554
HFC Revolving Home Equity Loan Trust (FRN), Ser. 1994-2, Class A1, 5.886% due 09/20/14      7,312,154        7,291,534
HFC Revolving Home Equity Loan Trust (FRN), Ser. 1996-1, Class A, 5.856% due 07/20/17      11,176,123       11,187,522
Keycorp Student Loan Trust, Ser. 1995-B, Class A, 5.886% due 09/27/24                       7,912,848        7,913,007
MBNA Master Credit Card Trust, Ser. 1993-3, Class A, 5.400% due 09/15/00                    8,658,746        8,633,030
MBNA Master Credit Card Trust, Ser. 1994-C, Class B, 6.138% due 03/15/04                   10,000,000       10,030,700
Merrill Lynch Mortgage Investors, Inc. (FRN), Ser. 1993-F, Class A2, 6.038% due 09/15/23    1,758,367        1,844,633
Merrill Lynch Mortgage Investors, Inc. (FRN), Ser. 1998-FF1, Class A, 5.806% due 01/20/28   9,853,892        9,853,892
Money Store Home Equity Trust, Ser. 1996-D, Class A3, 6.295% due 11/15/11                   5,691,078        5,691,590
Oakwood Mortgage Investors, Inc. (FRN), Ser. 1997-A, Class A1, 5.736% due 05/15/27            144,214          144,229
People's Bank Credit Card Master Trust (FRN), Ser. 1996-1, Class A, 5.806% due 11/15/04    10,000,000       10,019,100
Premier Auto Trust, Ser. 1995-1, Class A6, 8.050% due 04/04/00                              4,413,297        4,436,599
Premier Auto Trust, Ser. 1995-2, Class A6, 7.200% due 10/04/99                              2,881,026        2,887,767
Premier Auto Trust, Ser. 1995-2, Class CTFS, 7.350% due 06/04/01                            7,000,000        7,021,910
Premier Auto Trust, Ser. 1997-1, Class A2, 5.900% due 04/06/00                              5,320,094        5,323,819
Premier Auto Trust, Ser. 1997-2, Class A3, 6.130% due 09/06/00                              6,500,000        6,516,055
Providian Master Trust (FRN), Ser. 1997-3, Class A, 5.766% due 12/15/05                    10,000,000       10,008,200
Residential Accredit Loans, Inc., Ser. 1998-QS2, Class A4, 6.248% due 02/25/28              9,380,262        9,383,921
Residential Asset Securities Corp., Ser. 1998-KS1, Class AI1, 6.940% due 02/25/11           7,225,678        7,240,491
Residential Asset Securitization Trust, Ser. 1997-A4, Class A9, 6.088% due 06/25/27         6,665,809        6,660,810

FFTW Funds, Inc.



U.S. Short-Term Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)




                                                                                       Face
                                                                                      Amount         Value
----------------------------------------------------------------------------------------------------------------
Asset- and Mortgage-Backed Securities - (continued)
Residential Funding Mtg. Sec. I, Ser. 1993-S41, Class A1, 6.844% due 09/25/23         $445,493         $445,012
Santa Barbara Funding II (FRN), Ser. A, Class 1, 6.338% due 03/20/18                   301,955          304,291
Sears Credit Card Master Trust, Ser. 1995-4, Class B, 6.350% due 01/15/03            8,000,000        8,024,720
Signet Credit Card Master Trust, Ser. 1993-1, Class A, 5.200% due 02/15/02           5,350,000        5,343,794
Standard Credit Card Master Trust, Ser. 1991-3, Class B, 9.250% due 09/07/98         7,150,000        7,258,180
Standard Credit Card Master Trust, Ser. 1991-6, Class A, 7.875% due 11/07/98         3,705,000        3,732,343
Structured Asset Securities Corp. (144A) (FRN), Ser. 1998-C2A, Class A, 5.826% due
12/25/00 (a)                                                                         7,534,060        7,534,060
Westpac Securitisation Trust (FRN), Ser. 1998-1G, Class A, 5.805% due 07/19/29      10,000,000       10,000,000
WFS Financial Owner Trust, Ser. 1998-B, Class A2, 5.777% due 01/20/01               12,000,000       11,880,000
                                                                                               -----------------
Total (Cost - $391,309,885)                                                                         391,022,914
                                                                                               -----------------
Bank Obligations - 1.1%
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98                               4,757,000        4,757,000
                                                                                               -----------------
(Cost - $4,757,000)
Corporate Obligations - 4.9%
Salomon, Inc. (FRN), 6.988% due 02/14/00                                            12,000,000       12,192,000
JP Morgan Co., Inc. (FRN), 5.649% due 2/25/00                                       10,000,000        9,989,300
                                                                                               -----------------
Total (Cost - $22,177,748)                                                                           22,181,300
                                                                                               -----------------
Commercial Paper - 2.4%*
Bank of Nova Scotia, 5.490% due 08/19/98                                            11,000,000       10,917,803
                                                                                               -----------------
(Cost - $10,917,803)
Foreign Obligations - 3.2%
Arkaig Finance Co. BV (FRN), 5.748% due 03/19/99                                     4,500,000        4,499,631
Halifax Building Society (FRN), 5.688% due 09/10/99                                 10,000,000       10,004,500
                                                                                               -----------------
Total (Cost - $14,503,423)                                                                           14,504,131
                                                                                               -----------------
U.S. Government Obligations - 4.4%
U.S. Treasury Bill, 5.039% due 12/10/98*@                                            3,000,000        2,931,552
U.S. Treasury Bond, 6.500% due 11/15/26                                             14,950,000       16,566,494
                                                                                               -----------------
Total (Cost - $19,497,648)                                                                           19,498,046
                                                                                               -----------------
Total Investments - 103.2% (Cost - $463,163,507)                                                    462,881,194
                                                                                               -----------------
Other Assets and Liabilities - (3.2%)                                                               (14,218,850)
                                                                                               -----------------
Net Assets - 100.0%                                                                             $   448,662,344
                                                                                               =================

Summary of Abbreviations
FRN Floating Rate Note

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities were valued at $31,534,060 or 7.0% of net assets.

See Notes to Financial Statements.


FFTW Funds, Inc.


Stable Return - Schedule of Investments
June 30, 1998 (Unaudited)






                                                                                        Face
                                                                                       Amount         Value
---------------------------------------------------------------------------------------------------------------
Long-Term Investments - 103.6%
Asset- and Mortgage-Backed Securities - 64.2%
Advanta Equipment Receivables, Ser 1998-1, Class A2, 5.820% due 12/15/06            $  2,000,000  $   2,000,279
Allied Capital Commercial Mortgage Trust, (144A) Ser. 1998-1, Class A, 6.310% due
09/25/03 (a)                                                                           1,634,999      1,626,753
BankBoston Marine Asset Backed Trust, Ser. 1997-2, Class A4, 6.410% due 10/15/08       1,500,000      1,518,690
Bear Stearns Mortgage Securities, Inc., Ser. 1996-4, Class AI4, 7.350% due 09/25/27      109,520        109,272
Centrex Auto Trust, (144A) Ser. 1996-B, Class CTFS, 6.600% due 09/15/04 (a)              500,000        506,406
CIT RV Trust, Ser. 1997-A, Class A4, 6.200% due 10/16/06                               1,250,000      1,253,688
Citicorp Mortgage Securities, Inc., Ser. 1993-7, Class A2, 7.000% due 08/25/21           651,727        652,157
Contimortgage Home Equity Loan Trust, Ser. 1997-4, Class A5, 6.440% due 12/15/12       1,200,000      1,209,612
Criimi Mae, (144A) Ser. 1998-1, Class A1, 5.697% due 10/20/01 (a)                      1,000,000        990,000
EQCC Home Equity Loan Trust (FRN), Ser. 1997-3, Class A10, 5.831% due 11/15/28         1,539,410      1,540,318
EQCC Home Equity Loan Trust, Ser. 1998-1, Class A2F, 6.136% due 04/15/09               2,000,000      2,001,680
FHLMC, Ser. 1625, Class DA, 5.500% due 07/15/04                                          864,913        863,330
FHLMC, Ser. 1733, Class PD, 7.250% due 01/15/17                                          500,000        502,805
First Plus Home Loan Trust, Ser. 1998-1, Class A2, 5.970% due 11/10/10                 1,000,000        998,290
FNMA Dwarf (TBA), 6.500% due 07/01/13                                                  5,000,000      5,028,095
FNMA Whole Loan, Ser. 1996-W4, Class A3, 6.719% due 12/25/11                           1,000,000      1,011,275
GNMA (FRN), Ser. 1998, 6.156% due 07/30/28                                             2,000,000      2,022,500
Merrill Lynch Mortgage Investors, Inc., Ser. 1994-M1, Class B, 8.161% due 06/25/22     1,000,000      1,011,430
Navistar Financial Corp. Owner Trust, Ser. 1997-A, Class A3, 6.750% due 03/15/02       1,000,000      1,013,100
Norwest Asset Securities Corp., Ser. 1997-6, Class A11, 7.500% due 05/25/27            1,000,000      1,009,095
Rental Car Finance Corp., (144A) Ser. 1997-1, Class A1, 6.250% due 06/25/03 (a)        1,500,000      1,506,094
Residential Accredit Loans, Inc., Ser. 1996-QS2, Class A3, 7.050% due 03/25/19           778,409        777,910
Residential Asset Securitization Trust, Ser. 1996-A5, Class A3, 7.750% due 09/25/26       77,774         77,586
Residential Funding Mortgage Sec. I, Ser. 1996-S20, Class A1, 7.100% due 09/25/26        872,066        875,519
Saxon Asset Securities Trust, Ser. 1998-2, Class AV2, 6.200% due 04/25/17              2,000,000      2,000,000
Southern Pacific Secured Assets Corp., Ser. 1998-2, Class A2, 6.280% due 07/25/98      1,000,000        999,844
Vendee Mortgage Trust, 1998-1, Class 2A, 7.000% due 11/15/14                           1,911,443      1,929,078
                                                                                                 --------------
Total (Cost - $34,996,761)                                                                           35,034,806
                                                                                                 --------------
Corporate Obligations - 12.9%
Associates Corp. (144A), 6.450% due 09/15/00 (a)                                         500,000        504,600
Banc One Corp, 7.25% due 08/01/02                                                        500,000        519,566
Chase Manhattan Corp., 6.450% due 03/29/01                                             1,000,000      1,007,347
FNMA (MTN), 5.820% due 10/18/99                                                        5,000,000      5,007,740
                                                                                                 --------------
Total (Cost - $7,028,277)                                                                             7,039,253
                                                                                                 --------------
Foreign Obligations - 0.4%
Industrial Financial Corp. (144A), 6.875% due 04/01/03 (a)                               250,000        215,373
                                                                                                 --------------
(Cost - $241,667)
U.S. Government Obligations - 26.1%
U.S. Treasury Bond, 6.500% due 11/15/26                                                2,240,000      2,487,800
U.S. Treasury Note, 5.375% due 01/31/00                                                2,000,000      1,995,000


FFTW Funds, Inc.



Stable Return Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)






                                                                      Face
                                                                     Amount         Value
----------------------------------------------------------------------------------------------
U.S. Government Obligations - (continued)
U.S. Treasury Note, 5.500% due 05/31/00                           $  2,500,000     $2,500,000
U.S. Treasury Note, 5.500% due 05/31/03                              2,000,000      2,000,000
U.S. Treasury Note, 5.625% due 05/15/01                              1,750,000      1,756,015
U.S. Treasury Note, 5.750% due 04/30/03                              3,500,000      3,533,905
                                                                               ---------------
Total (Cost - $14,247,962)                                                         14,272,720
                                                                               ---------------
Total Long-Term Investments (Cost - $56,514,667)                                   56,562,152
                                                                               ---------------
Short-Term Investments - 11.2%
Bank of Montreal Time Deposit, 5.750% due 07/01/98                   1,500,000      1,500,000
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98               2,655,000      2,655,000
Republic National Bank New York Time Deposit, 5.750% due 07/01/98    1,500,000      1,500,000
U.S. Treasury Bill, 5.039% due 12/10/98 *@                             500,000        488,592
                                                                               ---------------
Total (Cost - $6,143,526)                                                           6,143,592
                                                                               ---------------
Total Investments - 114.8% (Cost - $62,658,193)                                    62,705,744
                                                                               ---------------
Other Assets and Liabilities - (14.8%)                                             (8,088,886)
                                                                               ---------------
Net Assets - 100.0%                                                            $   54,616,858
                                                                               ===============


Summary of Abbreviations
FRN Floating Rate Note
MTN Medium-Term Note
TBA To Be Announced

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities were valued at $5,349,226 or 9.8% of net assets.

See Notes to Financial Statements.


FFTW Funds, Inc.


Mortgage Total Return Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                                                           Face
                                                                                          Amount          Value
-------------------------------------------------------------------------------------------------------------------
Long-Term Investments - 167.2%
To Be Announced Mortgage Pools (TBAs) - 62.5%
FNMA Dwarf (TBA), 6.000% due 07/01/13                                                 $  100,000,000 $   98,874,400
FNMA (TBA), 6.500% due 07/01/98                                                           16,000,000     15,929,872
FNMA (TBA), 6.500% due 08/01/98                                                          212,000,000    210,871,948
FNMA (TBA), 8.500% due 07/01/98                                                           27,000,000     28,181,250
GNMA (TBA), 8.000% due 07/01/98                                                          235,000,000    243,371,875
                                                                                                     --------------
Total (Cost - $597,704,687)                                                                             597,229,345
                                                                                                     --------------
Mortgage Pools - 0.1%
FNMA, 6.500% due 03/01/11                                                                     19,800         19,920
GNMA, 8.000% due 08/15/00                                                                      7,137          7,277
GNMA, 7.500% due 10/15/23                                                                    371,824        382,773
                                                                                                     --------------
Total (Cost - $399,310)                                                                                     409,970
                                                                                                     --------------
Interest Only Obligations (IOs) - 3.6%*(b)
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S, 8.244% due 05/10/23                 6,998,799      6,966,280
FHLMC IO, Ser. 188, 14.833% due 10/01/27                                                   1,426,973      1,194,336
First Union-Lehman Brothers Bank of America IO, Ser. 1998-C2, Class IO, 8.503% due
05/18/28                                                                                   5,054,970      5,088,140
FNMA IO, Ser. 1992-148 Class 2, (2.163% - 3.669%) due 04/25/19                               560,480        439,207
FNMA IO, Ser. 294, Class 2, (13.144% - 13.245%) due 02/01/28                               8,545,337      7,506,166
Prudential Home Mortgage Sec. IO, Ser. 1994-30, Class A11, (12.045% - 14.2255%) due
10/25/24                                                                                     718,509        438,062
Structured Asset Securities Corp. IO, Ser. 1996-CFL, Class X1, 1.3792% due 02/25/28        3,570,499      3,586,039
Structured Asset Securities Corp. IO, Ser. 1996-CFL, Class X2, (8.455% - 13.572%) due
02/25/28                                                                                   1,700,898      1,898,253
Vendee Mortgage Trust IO, Ser. 1996-1, Class 1IO, (6.809% - 10.907%) due 02/15/26          2,677,556      3,153,637
Vendee Mortgage Trust IO, Ser. 1992-2, Class IO, (3.908% - 8.422%) due 09/15/22            1,438,701      1,659,222
Vendee Mortgage Trust IO, Ser. 1994-2A, Class 3IO, (9.118% - 12.327%) due 06/15/24           277,557        270,170
Vendee Mortgage Trust IO, Ser. 1994-3A, Class 1IO, (8.235% - 11.555%) due 09/15/24           943,621      1,302,605
Vendee Mortgage Trust IO, Ser. 1994-3B, Class 2IO, (3.215% - 6.915%) due 06/15/24            468,652        574,150
Vendee Mortgage Trust IO, Ser. 1996-2, Class 1IO, (7.933% - 9.841% due 06/15/26              363,839        378,374
                                                                                                     --------------
Total (Cost - $34,703,779)                                                                               34,454,642
                                                                                                     --------------
Principal Only Obligations (POs) - 8.5%*(b)
FHLMC PO, Ser. 1597, Class E, 6.638% due 07/15/23                                          3,971,918      4,175,573
FHLMC PO, Ser. 183, Class PO, 4.666% due 04/01/27                                          2,678,525      2,786,661
FHLMC PO, Ser. 1907, Class LP, 5.617% due 06/15/20                                         4,819,125      5,222,186
FHLMC PO, Ser. 192, Class PO, 4.851%% due 02/01/28                                         2,690,123      2,749,172
FHLMC PO, Ser. 1969, Class U, 5.694% due 11/15/07                                          2,172,734      2,595,735
FHLMC PO, Ser. 2003, Class PC, 6.530% due 02/17/27                                        13,777,187     14,157,590
FNMA PO, Ser. 1990-73, Class K, (7.114% - 7.659%) due 07/25/20                             7,710,062      7,991,262
FNMA PO, Ser. 1993-100, Class J, (7.192% - 8.535%) due 06/25/23                            2,273,322      2,482,626
FNMA PO, Ser. 1993-100, Class L, 7.459% due 06/25/23                                       1,815,807      1,961,930
FNMA PO, Ser. 1993-100, Class M, (7.945% - 8.376%) due 06/25/23                            1,946,765      2,128,694
FNMA PO, Ser. 1993-100, Class N, (7.192% - 8.517%) due 06/25/23                            1,731,153      1,888,161
FNMA PO, Ser. 1993-111, Class B, (6.548% - 9.167%) due 12/25/20                            6,058,510      6,553,950
FNMA PO, Ser. 1993-128, Class C, (7.032% - 7.387%) due 07/28/23                           11,852,734     12,247,207
FNMA PO, Ser. 1993-157, Class E, (6.938% - 9.028%) due 05/25/22                            5,469,092      6,037,040
FNMA PO, Ser. 1993-159, Class PA, (6.576% - 7.122%) due 01/25/21                             623,827        632,835
FNMA PO, Ser. 1998-15, Class N, 5.798% due 08/25/21                                        3,753,643      3,814,235
FNMA PO, Ser. 254, Class 1, 5.163% due 01/01/24                                            3,497,771      3,655,978
                                                                                                     --------------
Total (Cost - $76,842,300)                                                                               81,080,835

                                                                                                    --------------

FFTW Funds, Inc.


Mortgage Total Return Portfolio - Schedule of Investments (continued) June 30, 1998 (Unaudited)



                                                                                              Face
                                                                                             Amount          Value
----------------------------------------------------------------------------------------------------------------------
Collaterized Mortgage Obligations (CMOs) - 41.3%
Chase Commercial Mortgage Securities Corp., 1998-1 Class A, 5.810% due 05/18/08             $10,000,000    $10,000,000
CTS Adjustable Rate Mortgage Trust, Ser. 1995-1 Class A, 6.298% due 05/25/26                  2,913,679      2,936,443
Countrywide Mortgage Backed Securities, Inc. (FRN), Ser. 1993-D, Class A15, 4.425% due
01/25/09                                                                                      4,010,473      3,195,219
Countrywide Funding Corp., Ser. 1994-10, Class A1, 6.000% due 05/25/09                        1,161,828      1,158,784
CS First Boston Mortgage Securities Corp., Ser. 1997-C2, Class A3, 6.550%
due 11/17/07                                                                                  5,000,000      5,124,750
CS First Boston Mortgage Securities Corp., Ser. 1998-C1, Class A1B, 6.480% due 05/17/08       5,000,000      5,099,219
Criimi Mae Corp., Ser. 1998-1, Class C, 6.701% due 05/20/08                                   7,000,000      6,991,250
DLJ Mortgage Acceptance Corp., (144A) Ser. 1995-CF2, Class A3, 7.050%
due 12/17/27 (a)                                                                              8,500,000      8,762,969
DLJ Commercial Mortgage Corp., Ser. 1998-CF1, Class A1B, 6.410% due 02/15/08                  8,000,000      8,108,320
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class A1B, 6.410% due 05/10/08                  5,000,000      5,059,375
FHLMC, Ser. 1415, Class M, 6.750% due 02/15/06                                               14,200,000     14,343,761
FHLMC, Ser. 1458, Class D, 6.250% due 04/15/03                                                   13,149         13,122
FHLMC, Ser. 1511, Class L, 6.000% due 05/15/08                                               10,484,167     10,168,172
FHLMC, Ser. 1614, Class K, 10.000% due 06/15/20                                               2,980,707      3,101,348
FHLMC (FRN), Ser. 1615, Class SB, 3.964% due 11/15/08                                         4,025,900      3,428,895
FHLMC (FRN), Ser. 1695, Class AB, 6.088% due 01/15/24                                        14,361,905     14,412,646
FHLMC, Ser. 1765-B, Class BA, 10.000% due 01/15/17                                            2,954,421      3,041,481
FNMA, Ser. G93-10, Class H, 5.000% due 08/25/22                                               4,800,000      4,390,128
FNMA (FRN), Ser. 1993-156, Class FA, 6.088% due 05/25/16                                     13,086,689     13,106,149
FNMA (FRN), Ser. G93-40, Class FA, 6.188% due 12/25/23                                       12,532,400     12,634,389
FNMA (FRN), Ser. 1994-17, Class F, 6.288% due 02/25/09                                       33,235,254     33,523,237
FNMA (FRN), Ser. X-89B, Class F, 6.138% due 03/25/09                                         12,049,352     12,102,948
FNMA, Ser. 1997-13, Class QA, 6.500% due 03/18/09                                             5,125,600      5,134,928
FNMA (FRN), Ser. 1997-17, Class FB, 6.188% due 02/18/25                                       6,540,000      6,569,548
GMAC Commercial Mortgage Securities, Inc., Ser. 1997-C2, Class A3, 6.566% due 11/15/07        7,000,000      7,172,340
GNMA (FRN), Ser. 1998, Class 17, 6.156% due 7/30/28                                          20,000,000     20,225,000
GS Mortgage Securities Corp., (144A) Ser. 1998-GS1, Class A, 5.798 due 02/13/00 (a)           4,995,086      4,995,086
LB Commercial Conduit Mortgage Trust Ser. 1998-C1, Class A3, 6.480% due 01/18/08             11,250,000     11,452,163
Merrill Lynch Mortgage Investors, Inc. (FRN), Ser. 1998-F, Class A2, 6.038% due 09/15/23      9,853,892      9,853,892
MLCC Mortgage Investors, Inc. (FRN), Ser. 1995-B, Class A, 6.088% due 10/15/20               13,589,684     13,677,337
Mid-America Finance, Inc., Ser. 1998-1, Class A, 6.376% due 09/01/05                         13,250,000     13,146,484
Paine Webber Mortgage Acceptance Corp. (FRN), Ser. 1994-6, Class A9, 3.925% due
04/25/09                                                                                      1,900,000      1,354,344
Prudential Home Mortgage Securities (FRN), Ser. 1993-13, Class A3, 6.338% due 04/25/08       12,497,495     12,522,740
Prudential Home Mortgage Securities, Ser. 1994-15, Class A3, 6.800% due 05/25/24                 33,173         33,063
Residential Funding Mortgage Securities I, Ser. 1993-S36, Class A3, 5.065% due 10/25/08         265,949        264,864
Resolution Trust Corp. (FRN), Ser. 1993-C3, Class A3, 6.438% due 12/25/24                       566,660        566,748
Southern Pacific Secured Assets Corp. Ser. 1997-4, Class A1, 5.891% due 01/25/28              9,145,792      9,142,408
Structured Asset Securities Corp. (144A) (FRN), Ser. 1998-C2A, Class A, 5.826% due
12/25/00 (a)                                                                                 34,845,027     34,845,027
Structured Asset Securities Corp., (144A) Ser. 1998-C2A, Class D, 6.256 due 01/25/01 (a)      9,843,915      9,843,915
Structured Asset Securities Corp., Ser. 1998-4, Class A2, 5.896% due 06/25/28                38,000,000     37,039,360
Wells Fargo, Ser. 1998 WF2, Class C, 6.770% due 7/15/30                                       6,000,000      6,105,938
Westpac Securitization Trust, Ser. 1998-1G, Class A, 5.805% due 07/19/29                     10,000,000     10,000,000

               --------------
Total (Cost - $392,865,066)                                                                                394,647,790

               --------------


FFTW Funds, Inc.


Mortgage Total Return Portfolio - Schedule of Investments (continued) June 30, 1998 (Unaudited)





                                                                                     Face
                                                                                    Amount        Value
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -39.0%
---------------------------------------------------------------------------------------------------------------------------------
Aames Mortgage Trust (FRN), Ser. 1998-A, Class A1A, 5.878% due 03/15/28              $4,872,822     $4,869,362
American Eagle (FRN), Ser. 1998-1, Class M1, 6.16% due 05/25/28                      19,000,000     19,000,000
Amresco Residential Securities Mortgage Loan (FRN), Ser. 1997-3, Class A10,
5.838% due 07/25/27                                                                  23,203,895     23,231,508
Amresco Residential Securities Mortgage Loan, Ser. 1998-2, Class M2F, 7.040%
due 06/25/28                                                                          6,250,000      6,306,152
Beneficial Mortgage Corp. (FRN), Ser. 1995-1, Class A1, 5.868% due 03/28/25           5,586,673      5,592,483
Beneficial Mortgage Corp. (FRN), Ser. 1996-1, Class A, 5.828% due 04/28/26           10,856,078     10,858,584
Beneficial Mortgage Corp. (FRN), Ser. 1997-2, Class A, 5.768% due 09/28/37           11,813,027     11,506,822
Carco Auto Loan Master Trust (FRN), Ser. 1995-1, Class A, 5.836% due 06/15/00        15,000,000     15,000,750
Chase Commercial Mortgage Securities Corp., (144A) Ser. 1998-1, Class C,
6.560% due 05/18/08 (a)                                                               5,000,000      5,050,000
Citibank Credit Card Master Trust I (FRN), Ser. 1997-10, Class B, 5.816% due
11/15/01                                                                             32,000,000     31,999,040
Citibank Credit Card Master Trust I (FRN), Ser. 1998-7, Class B, 5.781% due
05/15/02                                                                             35,000,000     34,890,625
Contimortgage Home Equity Loan Trust, Ser. 1997-3, Class A5, 7.010% due 08/15/13     12,055,000     12,265,239
Criimi Mae Re Remic, (144A) Ser. 1998-C1, Class A1, 7.000% due 06/02/06 (a)           6,000,000      5,977,500
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A7, 6.930% due 02/15/29              10,700,000     10,966,002
Excelsior Master Trust (144A) (FRN), Ser. 1998-1A, Class C1, 6.468% due
03/15/06 (a)                                                                          3,962,000      3,962,000
First Chicago Master Trust II, Ser. 1995-M, Class A, 5.896% due 12/15/03             15,000,000     15,082,200
First Chicago Master Trust II (FRN), Ser. 1996-S, Class A, 5.781% due 08/15/04       30,000,000     30,044,700
First USA Credit Card Master Trust, Ser. 1994-6, Class A, 5.975% due 10/15/03         7,100,000      7,123,217
GMAC Home Equity Loan Trust (144A) (FRN), Ser. 1998-1, Class A, 5.826% due
03/15/24 (a)                                                                         21,500,000     21,500,000
Green Tree Home Equity Loan Trust 1998-C, Class M1, 6.800% due 07/15/29               7,200,000      7,261,875
Homart, Class A1, 6.625% due 12/29/98                                                10,862,614     10,862,614
Mellon Bank Home Equity Loan Trust (FRN), Ser. 1996-1, Class A1, 5.878% due
04/15/26                                                                             14,126,453     14,119,955
Nationsbank Commercial Loan Master Trust (144A), Ser. 1997-1, Class A, 5.798%
due 09/20/02                                                                         11,000,000     11,013,860
Residential Funding Mortgage Securities I (FRN), Ser. 1997-HS2, Class A, 5.811%
due 09/20/22                                                                         19,542,436     19,526,411
Residential Asset Securities Corp., Ser. 1997-KS3, Class AI1, 5.743% due
08/25/27                                                                              2,840,569      2,836,847
Saxon Asset Securities, Ser. 1998-2, Class MF1, 6.690% due 12/25/27
11,691,000     11,694,653
Signet Home Equity Loan Corp. Trust (FRN), Ser. 1995-A, Class A, 5.919% due
06/20/04                                                                              8,717,585      8,740,861
Vanderbilt Mortgage Finance, Ser. 1997-B, Class 2A1, 5.892% due 11/07/12              5,031,448      5,052,680
Vanderbilt Mortgage Finance, Ser. 1998-B, Class 1A6, 6.780% due 07/07/28              5,875,000      5,841,035

                                                                                                   --------------
Total (Cost - $371,885,741)                                                                        372,176,976

                                                                                                   --------------
U.S. Treasury Securities - 12.2%
U.S. Treasury Note, 5.500% due 03/31/03                                              19,500,000     19,487,813
U.S. Treasury Note, 6.625% due 05/15/07                                              50,500,000     54,271,693
U.S. Treasury Note, 5.500% due 02/15/08                                              15,000,000     14,995,305
U.S. Treasury Bond, 6.625% due 02/15/27                                              25,000,000     28,242,175

                                                                                                    --------------
Total (Cost - $115,508,237)                                                                         116,996,986

                                                                                                  --------------
Total Long-Term Investments (Cost - $1,589,909,120)                                               1,596,996,544

                                                                                                  --------------



FFTW Funds, Inc.


Mortgage Total Return Portfolio - Schedule of Investments (continued) June 30, 1998 (Unaudited)

                                                                                   Face
                                                                                  Amount         Value
-----------------------------------------------------------------------------------

Short Term Investments - 5.0%
Investors Bank & Trust Cash Sweep, 5.625% due 8/3/98                            $39,813,000    $39,813,000
U.S. Treasury Bill, 4.897% due 9/24/98*                                           4,000,000      3,953,439
U.S. Treasury Bill, 5.039% due 12/10/98*                                          4,550,000      4,446,187
                                                                                               ---------------
Total (Cost - $48,211,180)                                                                      48,212,626
                                                                                               ---------------
Long Options - 0.0%                                                               Contracts
3 month LIBOR cap at 8.000%, Expiring 11/14/01                                       22             11,704
3 month LIBOR cap at 8.500%, Expiring 11/14/02                                       38             26,667
                                                                                               ---------------
Total (Cost - 199,150)                                                                              38,371
                                                                                               ---------------
Total Investments - 172.2% (Cost - $1,638,319,450)                                           1,645,247,541
                                                                                               ---------------
Other Assets and Liabilities - (72.2%)                                                        (689,929,717)
                                                                                               ---------------
Net Assets - 100.0%                                                                           $955,317,824
                                                                                               ===============

Summary of Abbreviations
FRN   Floating Rate Note
LIBOR London Interbank Offered Rate
TBA   To Be Announced

* Interest rate shown represents yield to maturity at date of purchase.
(a) Security exempt from registration under Rule 144A of Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional buyers. At June 30, 1998, these securities were valued at $94,936,497 or 9.9% of assets.
(b) Face amount represents amortized cost.

FFTW Funds, Inc.


Worldwide Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                                                      Face
                                                                                   Amount (a)      Value
------------------------------------------------------------------------------------------------------------
Long-Term Investments - 67.7%
Australia - 0.7%
Australian Government, 10.000% due 02/15/06
(Cost - $655,068)                                                             AUD     770,000 $      609,809
                                                                                              --------------
Denmark - 4.2%
Kingdom of Denmark, 7.000% due 11/15/07                                       DKK   8,000,000      1,340,312
Kingdom of Denmark, 7.000% due 11/10/24                                       DKK  13,400,000      2,365,515
                                                                                              --------------
Total (Cost - $3,378,517)                                                                          3,705,827
                                                                                              --------------
Germany - 4.5%
Deutsche Pfandbriefe Hypobank, 5.625% due 02/07/03                            DEM   2,300,000      1,330,525
Deutschland Republic, 6.500% due 07/04/27                                     DEM   2,250,000      1,454,949
Euro Credit Card, 5.250% due 08/06/18                                         DEM   2,000,000      1,104,350
                                                                                              --------------
Total (Cost - $3,802,441)                                                                          3,889,824
                                                                                              --------------
Japan - 7.8%
Government of Japan (157), 4.500% due 06/20/03
(Cost - $6,815,045)                                                           JPY 804,000,000      6,752,796
                                                                                              --------------
Netherlands - 2.2%
Bank Nederlandse Gemeenten, 6.750% due 10/03/05
(Cost - $2,185,831)                                                           NLG   3,540,000      1,937,269
                                                                                              --------------
Sweden - 1.1%
Swedish Government, 8.000% due 08/15/07
(Cost - $906,495)                                                             SEK   6,100,000        933,855
                                                                                              --------------
United Kingdom - 1.7%
The Higher Education Securitised Investments (FRN), Ser. 1X, Class A1, 7.833%
due 04/10/28                                                                  GBP     876,653      1,464,567
                                                                                              --------------
(Cost - $1,462,082)
United States - 45.5%
Capital Credit Card Corp., Ser. 96-A, 5.625% due 08/15/01                           3,300,000      1,889,128
Chester Asset Receivables Deal 5, 6.625% due 03/17/08                                 500,000        839,602
Citibank Credit Card Master Trust I, Ser. A, 5.750% due 07/16/07                    3,700,000      2,145,993
CS First Boston Mortgage Securities Corp., Ser. 1998-C1, Class A1B, 6.480%
due 05/17/08                                                                          750,000        763,477
Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.006% due 10/16/04       3,000,000      3,024,480
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class A1B, 6.410% due 05/10/08          750,000        758,906
FHLMC, Ser. 1985, Class PA, 6.250% due 11/17/04                                       654,150        652,913
FNMA (FRN)(MTN), 5.442% due 02/17/99                                                5,000,000      5,000,650
Ford Credit Auto Owner Trust, Ser. 1998-B, Class A1, 5.615% due 05/15/99            3,696,136      3,696,136
Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 01/05/99                    461,256        461,312
U.S. Treasury Bond, 6.500% due 11/15/26                                             1,340,000      1,488,238
U.S. Treasury Bond, 6.875% due 08/15/25                                             4,640,000      5,375,148
U.S. Treasury Bond, 8.125% due 08/15/19                                             2,460,000      3,174,938
U.S. Treasury Note, 5.500% due 05/31/03                                             8,100,000      8,100,000
U.S. Treasury Note, 5.625% due 05/15/08                                             2,200,000      2,230,250
                                                                                              --------------
Total (Cost - $39,187,139)                                                                        39,601,171
                                                                                              --------------




FFTW Funds, Inc.


Worldwide Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)




Total Long-Term Investments (Cost - $58,392,618)                                              $    58,895,118
                                                                                               ------------------
Short-Term Investments - 38.2%
Abbey National Euro CD, 5.520% due 05/18/98                                     $  3,000,000        3,000,000
Bank of Austria Yankee CD, 5.710% due 06/07/99                                     3,000,000        2,998,202
Barclays Bank Euro CD, 5.560% due 08/28/98                                         2,000,000        2,000,048
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98                            18,933,000       18,933,000
JP Morgan Co., Inc., 5.500% due 08/24/98                                           5,000,000        4,958,750
U.S. Treasury Bill, 4.148% due 07/09/98*@                                            700,000          699,274
U.S. Treasury Bill, 5.221% due 01/07/99*                                             700,000          681,362
                                                                                               ------------------
Total (Cost - $33,270,587)                                                                         33,270,636
                                                                                               ------------------
Total Investments - 105.9% (Cost - $91,663,205)                                                    92,165,754
                                                                                               ------------------
Other Assets and Liabilities - (5.9%)                                                              (5,118,731)
                                                                                               ------------------
Net Assets - 100.0%                                                                           $    87,047,023
                                                                                               ==================



Summary of Abbreviations AUD Australian Dollar CD Certificate of Deposit DEM German Deutschemark DKK Danish Krone FRN Floating Rate Note GBP Great British Pound JPY Japanese Yen MTN Medium Term Note NLG Netherlands Guilder SEK Swedish Krona

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.
FFTW Funds, Inc.


Worldwide Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)




                                                                                          Face
                                                                                       Amount (a)       Value
-----------------------------------------------------------------------------------------------------------------
Long-Term Investments - 51.8%
Australia - 0.3%
Australian Government, 10.000% due 02/15/06
Total (Cost - $604,019)                                                          AUD       710,000 $      562,294
                                                                                                   --------------
Denmark - 4.6%
Kingdom of Denmark, 7.000% due 11/15/07                                          DKK    30,000,000      5,026,170
Kingdom of Denmark, 7.000% due 11/10/24                                          DKK    16,200,000      2,859,802
                                                                                                   --------------
Total (Cost - $7,581,822)                                                                               7,885,972
                                                                                                   --------------
Germany - 2.1%
Deutsche Pfandbriefe Hypobank, 5.625% due 02/07/03                               DEM     2,000,000      1,156,978
Deutschland Republic, 6.500% due 07/04/27                                        DEM     1,100,000        711,308
Euro Credit Card, 5.250% due 08/06/18                                            DEM     3,000,000      1,656,525
                                                                                                   --------------
Total (Cost - $3,506,577)                                                                               3,524,811
                                                                                                   --------------
Japan - 7.8%
Government of Japan (157), 4.500% due 06/20/03
(Cost - $13,375,798)                                                             JPY 1,578,000,000     13,253,622
                                                                                                   --------------
Sweden - 0.4%
Swedish Government, 8.000% due 08/15/07
(Cost - $698,448)                                                                SEK     4,700,000        719,528
                                                                                                   --------------
United Kingdom - 0.9%
United Kingdom Treasury, 7.250% due 12/07/07
(Cost - $1,462,082)                                                              GBP       876,653      1,464,567
                                                                                                   --------------
United States - 35.7%
BA Credit Card Corp., 6.000% due 10/15/03                                                3,500,000      2,040,225
Capital Credit Card Corp., Ser. 96-A, 5.625% due 08/15/01                                2,800,000      1,602,896
Chester Asset Receivables Deal 5, 6.625% due 03/17/08                                      500,000        839,602
Citibank Credit Card Master Trust I, Ser. A, 5.750% due 07/16/07                         2,900,000      1,681,994
CS First Boston Mortgage Securitities Corp., Ser. 1998-C1, Class A1B, 6.480% due
05/17/08                                                                                 1,250,000      1,272,461
Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.006% due 10/16/04            3,000,000      3,024,480
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class A1B, 6.410% due 05/10/08             1,250,000      1,264,844
Exxon Capital Corp., 6.625% due 08/15/02                                                 1,500,000      1,546,266
FNMA (FRN)(MTN), 5.442% due 02/17/99                                                     5,000,000      5,000,650
Ford Credit Auto Owner Trust, Ser. 1998-B, Class A1, 5.615% due 05/15/99                 1,392,273      1,392,273
Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 01/05/99                         230,628        230,656
Navistar Financial Corp. Owner Trust, Ser. 1995-B, Class A3, 6.050% due 04/15/02         5,095,553      5,104,521
Premier Auto Trust, Ser. 1995-2, Class A6, 7.200% due 10/04/99                           2,881,026      2,887,767
U.S. Treasury Bond, 6.500% due 11/15/26                                                  2,690,000      2,987,581
U.S. Treasury Bond, 6.875% due 08/15/25                                                  6,500,000      7,529,841
U.S. Treasury Note, 5.500% due 05/31/03                                                 15,700,000     15,700,000
U.S. Treasury Note, 5.625% due 05/15/08                                                  4,030,000      4,085,413
WFS Financial Owner Trust, Ser. 1997-B, Class A2, 6.050% due 07/20/00                    2,855,575      2,859,173
                                                                                                   --------------
Total (Cost - $60,560,367)                                                                             61,050,643
                                                                                                   --------------
Total Long-Term Investments (Cost - $87,789,113)                                                       88,461,437
                                                                                                   --------------




FFTW Funds, Inc.


Worldwide-Hedged Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)







                                                                 Face
                                                             Amount (a)          Value
---------------------------------------------------------------------------------------------
Short-Term Investments - 55.0%
Abbey National Euro CD, 5.520% due 05/18/98              $       5,000,000 $       5,000,000
Bank of Austria Yankee CD, 5.710% due 06/07/99                   5,000,000         4,997,003
Barclays Bank Euro CD, 5.56% due 08/28/98                        5,000,000         5,000,121
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98          68,424,000        68,424,000
JP Morgan Co., Inc., 5.500% due 08/24/98                         5,000,000         4,958,750
Suedwestdeutsche Lande Euro CD, 5.58% due 09/11/98               3,000,000         3,000,076
U.S. Treasury Bill, 5.221% due 01/07/99*                         1,300,000         1,265,386
U.S. Treasury Bill, 4.148% due 07/09/98*@                        1,300,000         1,298,652
                                                                           ------------------
Total (Cost - $93,943,914)                                                        93,943,988
                                                                           ------------------
Total Investments - 106.8% (Cost - $181,733,027)                                 182,405,425
                                                                           ------------------
Other Assets and Liabilities - (6.8%)                                            (11,530,272)
                                                                           ------------------
Net Assets - 100.0%                                                             $170,875,153
                                                                           ==================



Summary of Abbreviations AUD Australian Dollar CD Certificate of Deposit CP Commercial Paper DEM German Deutschemark DKK Danish Krone FRN Floating Rate Note GBP Great British Pound JPY Japanese Yen MTN Medium Term Note SEK Swedish Krona

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.
FFTW Funds, Inc.


International Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                               Face
                                                             Amount (a)       Value
----------------------------------------------------------------------------------------
Long-Term Investments - 37.5%
Australia - 0.9%
Australian Government, 10.000% due 02/15/06            AUD       830,000 $      657,327
                                                                         ---------------
(Cost - $706,121)
Denmark - 5.2%
Kingdom of Denmark, 7.000% due 11/10/24                DKK    22,600,000      3,989,601
                                                                         ---------------
(Cost - $3,618,113)
Japan - 15.4%
Government of Japan (157), 4.500% due 06/20/03         JPY 1,410,000,000     11,842,590
                                                                         ---------------
(Cost - $11,951,758)
Sweden - 1.5%
Swedish Government, 8.000% due 08/15/07                SEK     7,500,000      1,148,183
                                                                         ---------------
(Cost - $1,110,513)
United States - 14.5%
U.S. Treasury Bond, 6.500% due 11/15/26                        2,550,000      2,832,094
U.S. Treasury Bond, 6.875% due 08/15/25                        1,280,000      1,482,800
U.S. Treasury Note, 5.500% due 05/31/03                        3,750,000      3,750,000
U.S. Treasury Note, 5.625% due 05/15/08                        3,000,000      3,041,250
U.S. Treasury Note, 6.625% due 05/15/07                           80,000         85,975
                                                                         ---------------
Total (Cost - $11,105,261)                                                   11,192,119
                                                                         ---------------
Total Long-Term Investments (Cost - $28,491,766)                             28,829,820
                                                                         ---------------
Short-Term Investments - 79.2%
Bank of Austria Yankee CD, 5.710% due 06/07/99                 3,000,000      2,998,202
Barclays Bank Euro CD, 5.560% due 08/28/98                     2,000,000      2,000,048
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98        54,193,000     54,193,000
U.S. Treasury Bill, 5.221% due 01/07/99*                         900,000        876,036
U.S. Treasury Bill, 4.148% due 07/09/98*@                        900,000        899,067
                                                                         ---------------
Total (Cost - $60,966,301)                                                   60,966,353
                                                                         ---------------
Total Investments - 116.7% (Cost - $89,458,067)                              89,796,173

---------------
Other Assets and Liabilities - (16.7%)                                      (12,820,333)
                                                                         ---------------
Net Assets - 100.0%                                                      $   76,975,840
                                                                         ===============



Summary of Abbreviations
AUD Australian Dollar
CD  Certificate of Deposit
DKK Danish Krone
JPY Japanese Yen
SEK Sweden

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.


FFTW Funds, Inc.


International-Hedged Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)





                                                                                       Face
                                                                                    Amount (a)       Value
----------------------------------------------------------------------------------------------------------------
Long-Term Investments - 76.8%
Australia - 1.1%
Australian Government, 10.000% due 02/15/06                                    AUD   4,520,000 $       3,579,673
                                                                                               -----------------
(Cost - $3,845,324)
Denmark - 12.5%
Kingdom of Denmark, 7.000% due 11/15/07                                        DKK 145,000,000        24,293,155
Kingdom of Denmark, 7.000% due 11/10/24                                        DKK  95,400,000        16,841,057
                                                                                               -----------------
Total (Cost - $39,313,511)                                                                            41,134,212
                                                                                               -----------------
Germany - 1.2%
Bundesibligation Series 117, 5.125% due 11/21/00                               DEM       1,000               567
Euro Credit Card, 5.250% due 08/06/18                                          DEM   7,000,000         3,865,224
                                                                                               -----------------
Total (Cost - $3,943,696)                                                                              3,865,791
                                                                                               -----------------
Spain - 0.0%
Bonos y Obligaciones del Estado, 12.250% due 03/25/00                          ESP     120,000               888
                                                                                               -----------------
(Cost - $999)
Sweden - 1.8%
Swedish Government, 8.000% due 08/15/07                                        SEK  39,100,000         5,985,858
                                                                                               -----------------
(Cost - $5,810,489)
United Kingdom - 1.8%
The Higher Education Securitised Investments (FRN), Ser. 1X, Class A1,
7.833% due 04/10/28                                                            GBP   3,506,612         5,858,269
                                                                                               -----------------
(Cost - $5,848,328)
United States - 58.4%
Aames Mortgage Trust (FRN), Ser. 1997-C, Class A1A, 5.888% due 11/15/27              7,227,674         7,199,486
Beneficial Mortgage Corp. (FRN), Ser. 1997-2, Class A, 5.768% due 09/28/37           5,481,528         5,479,445
Bombardier Receivables Master Trust I (FRN), Ser. 1997-1, Class A, 5.776%
due 04/15/04                                                                         4,000,000         4,005,200
Capital Credit Card Corp., Ser. 96-A, 5.625% due 08/15/01                           11,700,000         6,697,817
Capital One Master Trust (FRN), Ser. 1996-2, Class A, 5.756% due 02/15/05            8,000,000         8,005,040
Case Equipment Loan Trust, Ser. 1997-A, Class A2, 6.000% due 03/15/04                1,107,587         1,108,418
Chester Asset Receivables Deal 5, 6.625% due 03/17/08                                1,400,000         2,350,886
Citibank Credit Card Master Trust I (FRN), Ser. 1998-7, Class B, 5.781%
due 05/15/02                                                                         9,000,000         8,971,875
Contimortgage Home Equity Loan Trust , Ser. 1998-1, Class A3, 6.220%
due 01/15/13                                                                         3,000,000         3,008,580
Croatia Government (FRN), Ser. B, 6.500% due 07/31/06                                1,571,562         1,415,663
Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.006% due 10/16/04        8,000,000         8,065,280
Discover Card Trust, Ser. 1993-A, Class A, 6.250% due 08/16/00                       2,666,667         2,661,653
Ford Credit Auto Owner Trust, Ser. 1998-B, Class A1, 5.615% due 05/15/99             6,784,545         6,784,545
HFC Revolving Home Equity Loan Trust (FRN), Ser. 1996-2, Class A, 5.796%
due 02/20/18                                                                         7,654,642         7,652,116
Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 01/05/99                     554,028           554,095
MBNA Master Credit Card Trust (FRN), Ser. 1993-1, Class A, 5.988% due 03/15/00       1,500,000         1,500,450
Peoples Bank Credit Card Master Trust (FRN), 5.806% due 11/15/04                     8,000,000         8,015,280





FFTW Funds, Inc.


International-Hedged Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)


                                                                                  Face
                                                                               Amount (a)          Value
--------------------------------------------------------------------------------------------------------------
United States (continued)
Triangle Funding, Ltd. (144A) (FRN), Ser. 1997-1X, Class 1, 5.660% due
11/15/98 (b)                                                               $       1,000,000 $       1,000,000
U.S. Treasury Bond, 6.500% due 11/15/26                                           15,650,000        17,381,281
U.S. Treasury Bond, 6.875% due 08/15/25                                            8,030,000         9,302,249
U.S. Treasury Note, 5.500% due 05/31/03                                           31,000,000        31,000,000
U.S. Treasury Note, 5.625% due 05/15/08                                           12,640,000        12,813,800
U.S. Treasury Note, 5.875% due 10/31/98                                           20,000,000        20,031,240
                                                                                             -----------------
Total (Cost - $233,438,708)                                                                        175,004,399
                                                                                             -----------------
Total Long-Term Investments (Cost - $244,403,288)                                                  235,429,090
                                                                                             -----------------
Short-Term Investments - 27.7%
Bank of Austria Yankee CD, 5.710% due 06/07/99                                    12,000,000        11,992,807
Bankers Trust CP, 5.579% due 08/12/98*                                             8,000,000         7,948,760
General Electric Capital Corp. Discount Note, 5.606% due 07/22/98*                11,000,000        10,964,580
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98                            39,403,000        39,403,000
Deutsche Bank Yankee CD 5.59% due 07/09/98                                         8,000,000         7,999,243
U.S. Treasury Bill, 5.221% due 01/07/99*                                           6,600,000         6,424,266
U.S. Treasury Bill, 4.148% due 07/09/98*@                                          6,600,000         6,593,156
                                                                                             -----------------
Total Short-Term Investments (Cost - $91,325,351)                                                   91,325,812
                                                                                             -----------------
Total Investments - 99.2% (Cost - $324,764,059)                                                    326,754,902
                                                                                             -----------------
Other Assets and Liabilities - 0.8%                                                                  2,850,565
                                                                                             -----------------
Net Assets - 100.0%                                                                               $329,605,467
                                                                                             =================

Summary of Abbreviations AUD Australian Dollar CD Certificate of Deposit CP Commercial Paper DEM German Deutschemark DKK Danish Krone ESP Spanish Peseta FRN Floating Rate Note GBP Great British Pound SEK Swedish Krona

* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Face amount shown in U.S. dollars unless otherwise indicated.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional buyers. At June 30, 1998, these securities were valued at $1,000,000 or 0.3% of net assets.

See Notes to Financial Statements.
FFTW Funds, Inc.


Emerging Markets Portfolio - Schedule of Investments
June 30, 1998 (Unaudited)




                                                                 Face
                                                               Amount (a)       Value
-------------------------------------------------------------------------------------------
Long-Term Investments - 94.8%
Argentina - 6.1%
Republic of Argentina (FRN), 6.625% due 03/31/05          ARP   2,137,500 $       1,886,343
Republic of Argentina 8.750% due 07/10/02                      10,600,000         9,504,326
                                                                          -----------------
Total (Cost - $11,693,502)                                                       11,390,669
                                                                          -----------------
Brazil - 11.2%
Republic of Brazil - IDU, Ser. A, 6.813% due 01/1/01            9,100,000         8,645,000
Republic of Brazil Discount Zl (FRN), 6.625% due 10/15/98       7,250,000         5,582,500
Republic of Brazil, 8.000% due 04/15/14                         9,165,659         6,736,759
                                                                          -----------------
Total (Cost - $21,918,206)                                                       20,964,259
                                                                          -----------------
Bulgaria - 4.2%
Bulgaria Discount Bond (FRN), Ser. A, 6.563% due 07/28/24       6,250,000         4,773,750
Bulgaria Government, 2.250% due 07/28/12                        4,500,000         3,031,875
                                                                          -----------------
Total (Cost - $7,885,611)                                                         7,805,625
                                                                          -----------------
Colombia - 2.1%
Republic of Colombia, 8.375% due 02/15/27                       2,500,000         2,118,750
Republic of Colombia, 8.625% due 04/01/08                       2,000,000         1,890,000
                                                                          -----------------
Total (Cost - $4,296,903)                                                         4,008,750
                                                                          -----------------
Croatia - 1.0%
Croatia Government (FRN), Ser. A, 6.500% due 07/31/10           1,000,000           863,900
Croatia Government (FRN), Ser. B, 6.500% due 07/31/06             924,448           832,743
                                                                          -----------------
Total (Cost - $1,758,911)                                                         1,696,643
                                                                          -----------------
Ecuador - 4.6%
Ecuador - Bearer - PDI, 6.875% due 02/27/15                     2,225,340         1,276,789
Ecuador - Registered PDI, 6.625% due 08/28/98                   1,669,005           957,592
Ecuador Discount Bond (FRN), 6.625% due 02/28/25                9,250,000         6,428,750
                                                                          -----------------
Total (Cost - $9,508,884)                                                         8,663,131
                                                                          -----------------
Greece - 2.1%
Hellenic Republic, 11.000% due 02/25/00                   GRD 500,000,000         1,651,868
Hellenic Republic, 8.800% due 06/19/07                    GRD 650,000,000         2,255,804
                                                                          -----------------
Total (Cost - $3,857,753)                                                         3,907,672
                                                                          -----------------
Hungary - 3.1%
Hungarian Government Bond, 16.500% due 04/12/99           HUF 410,000,000         1,871,511
Hungary Government Bond, 21.500% due 10/03/98             HUF 340,000,000         1,568,310
Republic of Hungary, 19.500% due 01/12/99                 HUF 500,000,000         2,310,454
                                                                          -----------------
Total (Cost - $6,121,663)                                                         5,750,275
                                                                          -----------------
Mexico - 9.6%
Mexican Unibonds, 6.000% due 09/26/02                     MXN  17,503,830         1,828,890
United Mexican States, 6.250% due 12/31/19                     19,500,000        16,136,250
                                                                          -----------------
Total (Cost - $18,826,836)                                                       17,965,140
                                                                          -----------------



FFTW Funds, Inc.


Emerging Markets Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)




                                                                           Face
                                                                        Amount (a)       Value
----------------------------------------------------------------------------------------------------
Morocco - 3.4%
Morocco (FRN), Ser. A, 6.563% due 01/01/09                               7,500,000 $       6,393,750
                                                                                   -----------------
(Cost - $6,592,289)
Nigeria - 2.9%
Central Bank of Nigeria, 6.250% due 11/15/20                             7,500,000         5,381,250
                                                                                   -----------------
(Cost - $5,284,417)                                                                        5,381,250
                                                                                   -----------------
Panama - 3.6%
Panama - Int. Reduction Bond (FRN), Ser. 18 yr, 3.750% due 07/17/14      3,500,000         2,598,750
Panama (Republic of), 8.875% due 09/30/27                                4,500,000         4,230,000
                                                                                   -----------------
Total (Cost - $7,069,161)                                                                  6,828,750
                                                                                   -----------------
Peru - 2.0%
Peru - Past Due Interest, 4.000% due 03/07/17                            6,000,000         3,697,800
                                                                                   -----------------
(Cost - $3,978,822)
The Philippines - 1.4%
Bangko Sentral Philipinas, 8.600% due 06/15/27                           3,000,000         2,580,000
                                                                                   -----------------
(Cost - $2,529,238)
Poland - 3.0%
Poland - Global Registered Par, 3.000% due 10/27/24                      1,650,000         1,086,938
Poland Government Bond, 12.000% due 06/12/01                        PLZ  9,500,000         2,320,132
Poland Government Brady Bond, 12.000% due 06/12/03                  PLZ  9,000,000         2,190,271
                                                                                   -----------------
Total (Cost - $5,466,665)                                                                  5,597,341
                                                                                   -----------------
Russia - 12.1%
City of Moscow, 9.500% due 05/31/00                                     13,750,000        12,031,250
Ministry of Finance Russia, 10.000% due 06/26/07                         4,300,000         3,106,750
Ministry of Finance Russia, 12.750% due 06/24/28                         8,300,000         7,366,250
                                                                                   -----------------
Total (Cost - $24,561,345)                                                                22,504,250
                                                                                   -----------------
South Africa - 3.8%
Republic of South Africa, 12.500% due 12/12/06                      ZAR 48,500,000         7,174,215
                                                                                   -----------------
(Cost - $9,500,301)
South Korea - 10.4%
Korea Development Bank, 6.500% due 11/15/02                              2,000,000         1,722,500
Korea Development Bank, 8.875% due 04/15/03                             13,000,000        12,106,250
Korea Development Bank, 8.875% due 04/15/08                              6,250,000         5,617,188
                                                                                   -----------------
Total (Cost - $20,196,278)                                                                19,445,938
                                                                                   -----------------
Supra National - 0.7%
International Financial Corp. Structured Note, 20.000% due 04/06/99      2,000,000         1,373,750
                                                                                   -----------------
(Cost - $1,948,401)
Turkey - 1.5%
Pera Financial Services (144A), 9.375% due 10/15/02 (b)                  3,000,000         2,703,750
                                                                                   -----------------
(Cost - $2,919,792)
Uruguay - 0.6%
Banco Central del Uruguay, Series B, 6.750% due 02/19/21                 1,250,000         1,175,000
                                                                                   -----------------
(Cost - $1,151,427)



FFTW Funds, Inc.


Emerging Markets Portfolio - Schedule of Investments (continued)
June 30, 1998 (Unaudited)






                                                               Face
                                                             Amount (a)     Value
-------------------------------------------------------------------------------------
Venezuela - 5.4%
Republic of Venezuela (FRN), 6.625% due 12/18/07                904,762     $736,250
Republic of Venezuela Ser. A (FRN), 6.625% due 03/31/07       5,357,125    4,486,592
Venezuela (FRN), Series B, 6.813% due 03/31/07                5,999,980    4,949,984
                                                                        -------------
Total (Cost - $10,693,509)                                                10,172,826
                                                                        -------------
Warrants - 0.0%                                                Shares
                                                            -----------
Central Bank of Nigeria Warrants Exp. 11/15/20                    4,000            -
United Mexican States Warrants due 06/30/03                   1,250,000            -
                                                                        -------------
Total (Cost - $0)                                                                  -
                                                                        -------------

Total Long-Term Investments (Cost - $187,759,914)                        177,180,784
                                                                        -------------
                                                               Face*
Short-Term Investments - 13.1%                               Amount (a)
                                                            -----------
Mexico - 1.9%
Mexican Cetes due 05/06/99                              MXN  21,036,160    1,938,989
Mexican Cetes due 03/11/99                              MXN  17,500,000    1,670,517
                                                                        -------------
Total (Cost - $3,819,456)                                                  3,609,506
                                                                        -------------
Poland - 2.5%*
Polish Treasury Bill 20.95% due 09/23/98 (c)            PLZ   5,000,000    1,367,293
Polish Treasury Bill 20.75% due 01/20/99 (c)            PLZ   8,000,000    2,054,327
Polish Treasury Bill 20.83% due 09/16/98 (c)            PLZ   4,300,000    1,180,747
                                                                        -------------
Total (Cost - $4,583,822)                                                  4,602,367
                                                                        -------------
Thailand - 1.1%
Thai Farmers Bank CD, 10.050% due 12/28/98              THB 100,000,000    2,095,093
(Cost - $2,127,821)
United States - 7.6%
Barclays Bank Euro CD, 5.560% due 08/28/98                    2,000,000    2,000,048
Investors Bank & Trust Cash Sweep, 5.625% due 08/03/98       10,772,000   10,772,000
U.S. Treasury Bill, 5.039% due 12/10/98*@                       400,000      390,874
U.S. Treasury Bill, 4.148% due 07/09/98*@                       900,000      899,067
                                                                        -------------
Total (Cost - $14,061,856)                                                14,061,989
                                                                        -------------
Total Short-Term Investments (Cost - $24,592,955)                         24,368,955
                                                                        -------------
Total Investments - 107.9% (Cost - $212,352,869)                         201,549,739
                                                                        -------------
Other Assets and Liabilities - (7.9%)                                    (14,716,045)
                                                                        -------------
Net Assets - 100.0%                                                     $186,833,694
                                                                        =============


Summary of Abbreviations ARP Argentine Peso CD Certificate of Deposit FRN Floating Rate Note GRD Greek Drachma HUF Hungarian Forint MXN Mexican Peso PLZ Polish Zloty THB Thai Baht ZAR South African Rand
* Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof is held in a margin account to cover financial futures contracts.
(a) Face amount shown in U.S. dollars unless otherwise indicated.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional buyers. At June 30, 1998, these securities were valued at $2,703,750 or 1.4% of net assets.
(c) Zero coupon security.
See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Assets and Liabilities
June 30, 1998 (Unaudited)





                                                                       Money Market U.S. Short-Term
                                                                         Portfolio     Portfolio
---------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Cost - $25,746,463 and
$463,163,507, respectively)                                             $25,746,463   $462,881,194
Cash                                                                            442            343
Interest receivable                                                         287,667      1,946,107
Receivable for securities sold                                                    -              -
Variation margin receivable                                                       -            215
Prepaid organizational costs                                                  5,905              -
Other assets                                                                 13,612         16,079
                                                                       ------------ ---------------
Total assets                                                             26,054,089    464,843,938
                                                                       ------------ ---------------
Liabilities
Payable for securities purchased                                                  -     16,170,577
Accrued expenses and other liabilities                                       22,194         11,017
                                                                       ------------ ---------------
Total liabilities                                                            22,194     16,181,594
                                                                       ------------ ---------------
Net Assets                                                              $26,031,895   $448,662,344
                                                                       ============ ===============
Shares Outstanding (par value $0.001)                                    26,010,542     45,955,983
                                                                       ============ ===============
Net Asset Value Per Share                                                     $1.00          $9.76
                                                                       ============ ===============
Components of Net Assets as of June 30, 1998 were as follows:
Capital stock at par value ($0.001)                                         $26,011        $45,956
Capital stock in excess of par value                                     25,984,531    458,173,716
Undistributed investment income, net                                              -        255,606
Accumulated net realized gain (loss) on investments, financial futures
and options contracts, and foreign currency-related transactions             21,353     (9,637,169)
Net unrealized (depreciation) on investments, financial futures contracts, and on translation of other assets and liabilities
denominated in foreign currency                                                   -       (175,765)
                                                                       ------------ ---------------
                                                                        $26,031,895   $448,662,344
                                                                       ============ ===============



See Notes to Financial Statements.



FFTW Funds, Inc.


Statements of Assets and Liabilities
June 30, 1998 (Unaudited)
                                                                U.S. Portfolios





                                                                                        Stable Return  Mortgage Total
                                                                                          Portfolio   Return Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Cost - $62,658,193 and
$1,638,319,450, respectively)                                                            $62,705,744   $1,645,247,541
Cash                                                                                             841          577,276
Interest receivable                                                                          396,288        6,099,588
Other receivables                                                                              2,759          146,296
                                                                                        ------------- ----------------
Total assets                                                                              63,105,632    1,652,070,701
                                                                                        ------------- ----------------
Liabilities
Payable for securities purchased                                                           8,456,304      619,468,019
Payable for fund shares redeemed                                                                   -       74,700,000
Unrealized depreciation on swap                                                                    -        2,481,272
Variation margin payable                                                                       2,797           55,984
Accrued expenses and other liabilities                                                        29,673           47,602
                                                                                        ------------- ----------------
Total liabilities                                                                          8,488,774      696,752,877
                                                                                        ------------- ----------------
Net Assets                                                                               $54,616,858     $955,317,824
                                                                                        ============= ================
Shares Outstanding (par value $0.001)                                                      5,488,265       92,378,024
                                                                                        ============= ================
Net Asset Value Per Share                                                                      $9.95           $10.34
                                                                                        ============= ================
Components of Net Assets as of June 30, 1998 were as follows:
Capital stock at par value ($0.001)                                                           $5,488          $92,378
Capital stock in excess of par value                                                      54,744,148      945,207,047
Undistributed (distributions in excess of) investment income, net                              9,921       (5,591,823)
Accumulated net realized gain (loss) on investments, short sales, financial futures, options and swap contracts and foreign currency-related
transactions                                                                                (185,170)      11,365,562
Net unrealized appreciation on investments, short sales, financial futures, options and swap contracts, and on translation of other
assets and liabilities denominated in foreign currency                                        42,471        4,244,660
                                                                                        ------------- ----------------
                                                                                         $54,616,858     $955,317,824
                                                                                        ============= ================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Assets and Liabilities (continued)
June 30, 1998 (Unaudited)
                                              Global & International Portfolios






                                                                         Worldwide   Worldwide-Hedged
                                                                         Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Cost - $91,663,205 and
$181,733,027, respectively)                                             $92,165,754     $182,405,425
Cash                                                                            996              291
Foreign cash (Cost - $2,045,141 and $1,087,586, respectively)             1,925,496        1,034,468
Receivable for securities sold                                            5,576,902       13,293,581
Interest receivable                                                       1,086,495        1,636,061
Net unrealized appreciation of forward foreign exchange contracts                 -          449,922
Variation margin receivable                                                  10,976           37,624
Other assets                                                                  2,307                -
                                                                       ------------- ----------------
Total assets                                                            100,768,926      198,857,372
                                                                       ------------- ----------------
Liabilities
Payable for securities purchased                                         13,074,502       27,945,226
Net unrealized depreciation of forward foreign exchange contracts           540,357                -
Distributions payable                                                        80,984                -
Accrued expenses and other liabilities                                       26,060           36,993
                                                                       ------------- ----------------
Total liabilities                                                        13,721,903       27,982,219
                                                                       ------------- ----------------
Net Assets                                                              $87,047,023     $170,875,153
                                                                       ============= ================
Shares Outstanding (par value $0.001)                                     9,169,020       14,899,888
                                                                       ============= ================
Net Asset Value Per Share                                                     $9.49           $11.47
                                                                       ============= ================
Components of Net Assets as of June 30, 1998 were as follows:
Capital stock at par value ($0.001)                                          $9,169          $14,899
Capital stock in excess of par value                                     95,815,556      167,391,184
Distributions in excess of investment income, net                           (18,120)        (300,387)
Accumulated net realized gain (loss) on investments, financial futures
and options contracts and foreign currency-related transactions          (8,519,218)       2,555,015
Net unrealized appreciation (depreciation) on investments, financial futures and options contracts and translation of other assets and
liabilities denominated in foreign currency                                (240,364)       1,214,442
                                                                       ------------- ----------------
                                                                        $87,047,023     $170,875,153
                                                                       ============= ================

See Notes to Financial Statements.



FFTW Funds, Inc.


Statements of Assets and Liabilities (continued)
June 30, 1998 (Unaudited)
                                              Global & International Portfolios





                                                                       International International-Hedged
                                                                         Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Cost - $89,458,067 and
$324,764,059, respectively)                                             $89,796,173         $326,754,902
Cash                                                                            723                  958
Foreign cash (Cost - $487,648 and $2,004,228, respectively)                 439,595            1,698,994
Swap contract receivable                                                          -            2,267,513
Interest receivable                                                         675,804            4,262,950
Variation margin receivable                                                   3,391               34,786
Receivable for securities sold                                            3,799,940           10,555,110
Other assets                                                                  1,915                5,285
                                                                       ------------- --------------------
Total assets                                                             94,717,541          345,580,498
                                                                       ------------- --------------------
Liabilities
Payable for fund shares redeemed                                         16,604,726            5,500,000
Payable for securities purchased                                                  -            6,424,266
Variance margin payable                                                      29,054              149,038
Net unrealized depreciation of forward foreign exchange contracts         1,085,501            3,847,620
Accrued expenses and other liabilities                                       22,420               54,107
                                                                       ------------- --------------------
Total liabilities                                                        17,741,701           15,975,031
                                                                       ------------- --------------------
Net Assets                                                              $76,975,840         $329,605,467
                                                                       ============= ====================
Shares Outstanding (par value $0.001)                                     8,113,294           32,650,067
                                                                       ============= ====================
Net Asset Value Per Share                                                     $9.49               $10.10
                                                                       ============= ====================
Components of Net Assets as of June 30, 1998 were as follows:
Capital stock at par value ($0.001)                                          $8,113              $32,650
Capital stock in excess of par value                                     78,281,637          325,193,035
Undistributed investment income, net                                        232,458           13,313,170
Accumulated net realized gain (loss) on investments, financial futures
and swap contracts, and foreign currency-related transactions              (844,581)          (6,934,169)
Net unrealized (depreciation) on investments, financial futures and swap contracts, and on translation of other assets and liabilities
denominated in foreign currency                                            (701,787)          (1,999,219)
                                                                       ------------- --------------------
                                                                        $76,975,840         $329,605,467
                                                                       ============= ====================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Assets and Liabilities (continued)
June 30, 1998 (Unaudited)
                                              Global & International Portfolios



                                                                                             Emerging Markets
                                                                                                Portfolio
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Cost - $212,352,869)                                       $201,549,739
Cash                                                                                                     761
Foreign cash (Cost - $1,803,308)                                                                   1,735,045
Receivable for securities sold                                                                     4,563,546
Interest receivable                                                                                3,947,700
Net unrealized appreciation of forward foreign exchange contracts                                    714,689
Other assets                                                                                          16,922
                                                                                             ----------------
Total assets                                                                                     212,528,402
                                                                                             ----------------
Liabilities
Payable for reverse repurchase agreements                                                         17,726,248
Payable for securities purchased                                                                   7,760,637
Variation margin payable                                                                             177,187
Accrued expenses and other liabilities                                                                30,636
                                                                                             ----------------
Total liabilities                                                                                 25,694,708
                                                                                             ----------------
Net Assets                                                                                      $186,833,694
                                                                                             ================
Shares Outstanding (par value $0.001)                                                             20,673,085
                                                                                             ================
Net Asset Value Per Share                                                                              $9.04
                                                                                             ================
Components of Net Assets as of June 30, 1998 were as follows:
Capital stock at par value ($0.001)                                                                  $20,673
Capital stock in excess of par value                                                             201,833,989
Undistributed investment income, net                                                                  63,424
Accumulated net realized (loss) on investments, financial futures contracts and foreign
currency-related transactions                                                                     (3,884,576)
Net unrealized (depreciation) on investments, financial futures contracts and translation of
other assets and liabilities denominated in foreign currency                                     (11,199,816)
                                                                                             ----------------
                                                                                                $186,833,694
                                                                                             ================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Operations
June 30, 1998 (Unaudited)
                                                             U.S. Portfolios





                                                                     Money Market U.S. Short-Term
                                                                      Portfolio      Portfolio
-------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                $723,166     $14,648,445
                                                                     ------------ ---------------
Expenses
Investment advisory fees                                                  12,819         738,784
Administration fees                                                        6,701         127,796
Custodian fees                                                            10,016         108,726
Audit fees                                                                 8,047          15,036
Shareholder recordkeeping fees                                             1,955          22,591
Legal fees                                                                   191           4,370
Registration fees                                                            310          44,194
Directors' fees and expenses                                                 191           2,552
Amortization of organizational expenses                                    8,858               -
Other fees and expenses                                                    1,588           9,629
                                                                     ------------ ---------------
Total operating expenses                                                  50,676       1,073,678
Waiver of investment advisory and administration fees                    (18,626)       (458,088)
                                                                     ------------ ---------------
Operating expenses, net                                                   32,050         615,590
Interest expense                                                               -           1,417
                                                                     ------------ ---------------
Total expenses                                                            32,050         617,007
                                                                     ------------ ---------------
Investment income, net                                                   691,116      14,031,438
                                                                     ------------ ---------------
Net Realized and Unrealized Gain (Loss) on Investments,
Financial Futures and Options Contracts, and
Foreign Currency-Related Transactions
Net realized (loss) on investments                                             -        (708,872)
Net realized (loss) on financial futures and options contracts                 -        (266,152)
Net realized gain on foreign currency transactions                                       573,235
Net unrealized appreciation on investments                                     -           2,379
Net unrealized (depreciation) on financial futures and options
contracts                                                                      -          (4,583)
Net unrealized (depreciation) on other assets and liabilities
denominated in foreign currency                                                -              (3)
                                                                     ------------ ---------------
Net realized and unrealized (loss) on investments, financial futures
and options contracts, and foreign currency-related transactions               -        (403,996)
                                                                     ------------ ---------------
Net Increase in Net Assets Resulting From Operations                    $691,116     $13,627,442
                                                                     ============ ===============

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Operations (continued)
For the Six Months Ended June 30, 1998 (Unaudited)
                                                                U.S. Portfolios







                                                                 Stable Return  Mortgage Total
                                                                   Portfolio   Return Portfolio
-----------------------------------------------------------------------------------------------
Investment Income
Interest                                                          $ 1,795,071     $ 26,320,517
                                                                 ------------- ----------------
Expenses
Investment advisory fees                                              102,749        1,208,340
Administration fees                                                    14,659          214,573
Custodian fees                                                         17,400          166,845
Audit fees                                                             10,458           20,519
Shareholder recordkeeping fees                                            937            2,610
Legal fees                                                                431            7,314
Registration fees                                                       2,802          135,444
Directors' fees                                                           510            5,154
Other fees and expenses                                                 2,017           17,197
                                                                 ------------- ----------------
Total operating expenses                                              151,963        1,777,996
Waiver of investment advisory fees                                    (60,785)        (795,235)
                                                                 ------------- ----------------
Operating expenses, net                                                91,178          982,761
Interest expense                                                            -           18,831
                                                                 ------------- ----------------
Total expense                                                          91,178        1,001,592
Investment income, net                                              1,703,893       25,318,925
                                                                 ------------- ----------------
Net Realized and Unrealized Gain
(Loss) on Investments, Short Sales, Financial
Futures and Options Contracts, and Foreign
Currency-Related Transactions
Net realized gain (loss) on investments                              (155,598)       6,189,456
Net realized gain (loss) on financial futures, options and swap
contracts                                                              13,218         (869,320)
Net unrealized (depreciation) on investments                          (45,520)        (863,896)
Net unrealized appreciation (depreciation) on financial futures,
options and swap contracts                                                164       (1,455,264)
Net unrealized appreciation on translation of other assets
and liabilities denominated in foreign currency                             9                -
                                                                 ------------- ----------------
Net realized and unrealized gain (loss) on investments,
short sales,  financial
futures, options and swap contracts
and foreign currency-related transactions                            (187,727)       3,000,976
                                                                 ------------- ----------------
Net Increase in Net Assets Resulting From Operations               $1,516,166      $28,319,901
                                                                 ============= ================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Operations (continued)
For the Six Months Ended June 30, 1998 (Unaudited)
                                          Global & International Portfolios




                                                                        Worldwide   Worldwide-Hedged
                                                                        Portfolio      Portfolio
----------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                $2,382,558       $3,578,850
                                                                       ------------ ----------------
Expenses
Investment advisory fees                                                   164,952          263,423
Administration fees                                                         21,546           34,368
Custodian fees                                                              38,564           42,139
Audit fees                                                                  14,058           14,942
Shareholder recordkeeping fees                                               4,261                -
Legal fees                                                                     631            1,274
Registration fees                                                            2,632           19,583
Directors' fees and expenses                                                   607              656
Other fees and expenses                                                      6,412            5,487
                                                                       ------------ ----------------
Total operating expenses                                                   253,663          381,872
Waiver of investment advisory fees                                               -          (97,204)
                                                                       ------------ ----------------
Operating expenses, net                                                    253,663          284,668
                                                                       ------------ ----------------
Investment income, net                                                   2,128,895        3,294,182
                                                                       ------------ ----------------
Net Realized and Unrealized Gain
(Loss) on Investments, Financial
Futures and Options Contracts and Foreign
Currency-Related Transactions
Net realized gain on investments                                           980,098          453,468
Net realized gain on financial futures and option contracts                530,843          738,962
Net realized gain (loss) on foreign currency-related transactions       (1,339,091)       1,789,946
Net unrealized (depreciation) on investments                               (93,836)          (3,586)
Net unrealized appreciation on financial futures and options contracts      57,568          454,987
Net unrealized appreciation (depreciation) on translation of other
assets and liabilities denominated in foreign currency                     554,536         (420,378)
                                                                       ------------ ----------------
Net realized and unrealized gain on investments, financial futures
and options contracts and foreign currency-related transactions            690,118        3,013,399
                                                                       ------------ ----------------
Net Increase in Net Assets Resulting From Operations                    $2,819,013       $6,307,581
                                                                       ============ ================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Operations (continued)
For the Six Months Ended June 30, 1998 (Unaudited)
                                              Global & International Portfolios







                                                                   International International-Hedged
                                                                     Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------
Investment Income
Interest                                                             $1,889,849          $17,339,258
                                                                   ------------- --------------------
Expenses
Investment advisory fees                                                126,998              620,042
Administration fees                                                      16,535              114,171
Custodian fees                                                           27,072              104,293
Audit fees                                                               13,558               15,265
Legal fees                                                                  549                2,452
Shareholder recordkeeping fees                                            1,772                2,308
Registration fees                                                        12,877               46,077
Directors' fees and expenses                                                418                2,196
Other fees and expenses                                                   1,974               12,712
                                                                   ------------- --------------------
Total operating expenses                                                201,753              919,516
Waiver of investment advisory fees                                            -             (461,869)
                                                                   ------------- --------------------
Operating expenses, net                                                 201,753              457,647
Interest expense                                                              -            8,491,345
                                                                   ------------- --------------------
Total expenses                                                          201,753            8,948,992
                                                                   ------------- --------------------
Investment income, net                                                1,688,096            8,390,266
                                                                   ------------- --------------------
Net Realized and Unrealized Gain
(Loss) on Investments, Financial
Futures and Swap Contracts, and Foreign
Currency-Related Transactions
Net realized gain on investments                                        307,951              627,501
Net realized gain on financial futures, options and swap contracts      722,593            6,483,504
Net realized (loss) on foreign currency-related transactions         (1,653,872)         (12,294,218)
Net unrealized appreciation on investments                              279,711              621,011
Net unrealized appreciation on financial futures contracts               26,543              225,263
Net unrealized appreciation on other assets and liabilities
denominated in foreign currency                                         211,732            6,146,860
                                                                   ------------- --------------------
Net realized and unrealized  gain (loss) on investments,
financial  futures and
swap contracts, and foreign currency-related
transactions                                                           (105,342)           1,809,921
                                                                   ------------- --------------------
Net Increase in Net Assets Resulting From Operations                 $1,582,754          $10,200,187
                                                                   ============= ====================

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Operations (continued)
For the Six Months Ended June 30, 1998 (Unaudited)
                                              Global & International Portfolios






                                                          Emerging Markets
                                                             Portfolio
--------------------------------------------------------------------------
Investment Income
Interest                                                       $8,263,397
                                                          ----------------
Expenses
Investment advisory fees                                          592,378
Administration fees                                                41,016
Custodian fees                                                    117,539
Shareholder recordkeeping fees                                      1,905
Legal fees                                                          1,518
Audit fees                                                         14,843
Registration fees                                                  40,244
Directors' fees and expenses                                          908
Other fees and expenses                                             3,608
                                                          ----------------
Total operating expenses                                          813,959
Interest expense                                                   67,233

----------------
Total Expenses                                                    881,192

----------------
Investment income, net                                          7,382,205

----------------
Net Realized and Unrealized Gain
(Loss) on Investments, Financial
Futures Contracts and Foreign
Currency-Related Transactions
Net realized (loss) on investments                             (2,322,323)
Net realized (loss) on financial futures contracts             (1,040,882)
Net realized gain on foreign currency-related transactions        472,125
Net unrealized (depreciation) on investments                   (9,189,226)
Net unrealized (depreciation) on financial futures contracts     (603,824)
Net unrealized appreciation on other assets and liabilities
denominated in foreign currency                                    92,170
                                                             ----------------
Net realized and unrealized (loss) on investments, financial
futures contracts and foreign currency-related transactions   (12,591,960)
                                                             ----------------
Net (Decrease) in Net Assets Resulting From Operations        $(5,209,755)
                                                             ===============

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Changes in Net Assets
For the Six Months Ended June 30, 1998 (unaudited)
                                              U.S. Portfolios





                                                                     Money Market Portfolio       U.S. Short-Term Portfolio
                                                                 ----------------------------- -------------------------------
                                                                 Six Months Ended  Year Ended  Six Months Ended   Year Ended
                                                                  June 30, 1998   December 31,  June 30, 1998    December 31,
                                                                   (unaudited)        1997       (unaudited)         1997
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Investment income, net                                                  $691,116    $1,364,266     $14,031,438    $28,250,430
Net realized (loss) on investments, financial futures
and options contracts, and foreign currency-related transactions               -             -        (401,789)    (2,683,825)
Net unrealized  (depreciation)  on  investments,  financial
futures and options
contracts, and translation of other assets and liabilities
denominated in foreign currency                                                -             -          (2,207)      (650,756)
                                                                 ---------------- ------------ ---------------- --------------
Net increase in net assets resulting from operations                     691,116     1,364,266      13,627,442     24,915,849
                                                                 ---------------- ------------ ---------------- --------------
Distributions to Shareholders
From investment income, net                                              691,116     1,364,266      14,031,438     28,250,430
                                                                 ---------------- ------------ ---------------- --------------
Capital Share Transactions, Net                                         (120,323)    1,105,195     (37,839,308)   134,983,515
                                                                 ---------------- ------------ ---------------- --------------
Total increase (decrease) in net assets                                 (120,323)    1,105,195     (38,243,304)   131,648,934
Net Assets
Beginning of period                                                   26,152,218    25,047,023     486,905,648    355,256,714
                                                                 ---------------- ------------ ---------------- --------------
End of Period                                                        $26,031,895   $26,152,218    $448,662,344   $486,905,648
                                                                 ================ ============ ================ ==============
Undistributed Investment Income, Net                                          $-            $-        $255,606       $255,606


See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Changes in Net Assets (continued)
                                                                U.S. Portfolios





                                                          Stable Return Portfolio     Mortgage Total Return Portfolio
                                                       ------------------------------ -------------------------------
                                                       Six Months Ended  Year Ended   Six Months Ended   Year Ended
                                                        June 30, 1998   December 31,   June 30, 1998    December 31,
                                                         (unaudited)        1997        (unaudited)         1997
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Investment income, net                                      $1,703,893    $1,842,069      $25,318,925    $34,046,985
Net realized gain (loss) on investments, short sales,
financial futures, options and swap contracts,
and foreign currency-related transactions                     (142,380)      230,294        5,320,136     15,173,200
Net unrealized appreciation (depreciation)
on investments, short sales, financial futures,
options and swap contracts, and translation of other
assets and liabilities denominated in foreign currency         (45,347)      (30,291)      (2,319,160)     6,106,558
                                                       ---------------- ------------- ---------------- --------------
Net increase in net assets resulting from operations         1,516,166     2,042,072       28,319,901     55,326,743
                                                       ---------------- ------------- ---------------- --------------
Distributions to Shareholders
From investment income, net                                  1,703,893     1,842,069       25,140,617     34,046,985
In excess of investment income, net                                  -             -                -      2,828,370
From net realized gain on investments, short sales,
financial futures, options and swap contracts,
and foreign currency-related transactions                            -       306,625                -     11,071,301
                                                       ---------------- ------------- ---------------- --------------
Total Distributions                                          1,703,893     2,148,694       25,140,617     47,946,656
                                                       ---------------- ------------- ---------------- --------------
Capital Share Transactions, Net                             14,775,369    (1,964,623)     296,867,289    426,901,375
                                                       ---------------- ------------- ---------------- --------------
Total increase (decrease) in net assets                     14,587,642    (2,071,245)     300,046,573    434,281,462
Net Assets
Beginning of Period                                         40,029,216    42,100,461      655,271,251    220,989,789
                                                       ---------------- ------------- ---------------- --------------
End of Period                                              $54,616,858   $40,029,216     $955,317,824   $655,271,251
                                                       ================ ============= ================ ==============
Undistributed/(Distributions in excess of)
Investment Income, Net                                          $9,921        $9,921      $(5,591,823)   $(5,770,131)


See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Changes in Net Assets (continued)
                                            Global & International Portfolios







                                                           Worldwide Portfolio         Worldwide-Hedged Portfolio
                                                      ------------------------------ ------------------------------
                                                      Six Months Ended  Year Ended   Six Months Ended  Year Ended
                                                       June 30, 1998   December 31,   June 30, 1998   December 31,
                                                        (unaudited)        1997        (unaudited)        1997
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Investment income, net                                     $2,128,895    $4,228,741       $3,294,182    $3,044,893
Net realized gain (loss) on investments,
financial futures and options contracts, and
foreign currency-related transactions                         171,850    (1,031,547)       2,982,376     3,039,184
Net unrealized appreciation (depreciation) on
investments, financial futures and options contracts,
and on translation of assets and liabilities
denominated in foreign currency                               518,268      (838,965)          31,023     1,027,009
                                                      ---------------- ------------- ---------------- -------------
Net increase in net assets resulting
from operations                                             2,819,013     2,358,229        6,307,581     7,111,086
                                                      ---------------- ------------- ---------------- -------------
Distributions to Shareholders
From investment income, net                                 2,128,895    1 ,610,613        3,294,182     3,044,893
In excess of investment income, net                                 -       932,993                -             -
From net realized gain on investments,
financial futures and options contracts, and foreign
currency-related transactions                                       -             -                -     2,913,718
From capital stock in excess of par value                           -     1,685,135                -             -
                                                      ---------------- ------------- ---------------- -------------
Total Distributions                                         2,128,895     4,228,741        3,294,182     5,958,611
                                                      ---------------- ------------- ---------------- -------------
Capital Share Transactions, Net                             4,121,161     9,166,819       87,472,157    49,213,465
                                                      ---------------- ------------- ---------------- -------------
Total increase in net assets                                4,811,279     7,296,307       90,485,556    50,365,940
Net Assets
Beginning of Period                                        82,235,744    74,939,437       80,389,597    30,023,657
                                                      ---------------- ------------- ---------------- -------------
End of Period                                             $87,047,023   $82,235,744     $170,875,153   $80,389,597
                                                      ================ ============= ================ =============
Distributions in excess of Investment Income, Net            $(18,120)     $(18,120)       $(300,387)    $(300,387)

See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Changes in Net Assets (continued)
                                              Global & International Portfolios





                                                                                  International Hedged
                                                 International Portfolio                Portfolio
                                              ------------------------------ -------------------------------
                                              Six Months Ended  Year Ended   Six Months Ended   Year Ended
                                               June 30, 1998   December 31,   June 30, 1998    December 31,
                                                (unaudited)        1997        (unaudited)         1997
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Investment income, net                             $1,688,096    $2,364,672       $8,390,266     $7,523,838
Net realized gain (loss) on investments,
financial futures and swap contracts, and
foreign currency-related transactions                (623,328)     (950,583)      (5,183,213)    17,520,704
Net unrealized appreciation (depreciation) on
investments, financial futures and swap
contracts, and translation of assets and
liabilities denominated in foreign currency           517,986    (1,333,639)       6,993,134     (8,314,428)
                                              ---------------- ------------- ---------------- --------------
Net increase in net assets resulting
from operations                                     1,582,754        80,450       10,200,187     16,730,114
                                              ---------------- ------------- ---------------- --------------
Distributions to Shareholders
From investment income, net                         1,688,096       643,069        8,426,697      7,523,838
In excess of investment income, net                         -             -                -      3,539,829
From net realized gain on investments,
financial futures and swap contracts, and
foreign currency-related transactions                       -     1,002,367                -      1,697,755
From capital stock in excess of par value                   -     1,721,603                -              -
                                              ---------------- ------------- ---------------- --------------
Total Distributions                                 1,688,096     3,367,039        8,426,697     12,761,422
                                              ---------------- ------------- ---------------- --------------
Capital Share Transactions, Net                     9,428,544    35,193,290       44,826,697    152,391,477
                                              ---------------- ------------- ---------------- --------------
Total increase in net assets                        9,323,202    31,906,701       46,600,187    156,360,169
Net Assets
Beginning of period                                67,652,638    35,745,937      283,005,280    126,645,111
                                              ---------------- ------------- ---------------- --------------
End of Period                                     $76,975,840   $67,652,638     $329,605,467   $283,005,280
                                              ================ ============= ================ ==============
Undistributed Investment Income, Net                 $232,458      $232,458      $13,313,170    $13,349,601


See Notes to Financial Statements.


FFTW Funds, Inc.


Statements of Changes in Net Assets (continued)
                                              Global & International Portfolios





                                                                                Emerging
                                                                            Markets Portfolio
----------------------------------------------------------------------------------------------------
                                                                     Six Months Ended  Period Ended
                                                                      June 30, 1998    December 31,
                                                                       (unaudited)        1997*
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Investment income, net                                                    $7,382,205     $2,004,815
Net realized (loss) on investments, financial futures contracts, and
foreign currency-related transactions                                     (2,891,080)      (930,072)
Net unrealized (depreciation) on investments, financial futures contracts, and translation of assets and liabilities denominated in
foreign currency                                                          (9,700,880)    (1,498,936)
                                                                     ---------------- --------------
Net decrease in net assets resulting from operations                      (5,209,755)      (424,193)
                                                                     ---------------- --------------
Distributions to Shareholders
From investment income, net                                                7,382,205      2,004,815
                                                                     ---------------- --------------
Capital Share Transactions, Net                                           88,382,205    113,472,457
                                                                     ---------------- --------------
Total increase in net assets                                              75,790,245    111,043,449
Net Assets
Beginning of Period                                                      111,043,449             -
                                                                     ---------------- --------------
End of Period                                                           $186,833,694   $111,043,449
                                                                     ================ ==============
Undistributed Investment Income, Net                                         $63,424        $63,424

*The portfolio commenced operations on August 12, 1997.

See Notes to Financial Statements.


FFTW Funds, Inc.


Financial Highlights
June 30, 1998 (Unaudited)                             Money Market Portfolios







                                       Six months
                                         ended                        For the Year Ended
For a share outstanding                June 30, 1998  ---------------------------------------------------
throughout the period:                 (unaudited)                                                         Period From
                                                      December 31, December 31, December 31, December 31, Nov. 1, 1993* to
                                                         1997        1996         1995         1994      Dec. 31, 1993
--------------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period   $    1.00         $    1.00  $    1.00    $    1.00    $    1.00      $    1.00
Increase (Decrease) From
Investment Operations
Investment income, net                      0.03              0.05       0.05         0.06         0.04           0.00**
Net realized gain on investments               -                 -       0.00**       0.00**       0.00**            -
                                       -------------- ------------ ------------ ------------ ------------ ----------------
Total from investment operations            0.03              0.05       0.05         0.06         0.04           0.00
                                       -------------- ------------ ------------ ------------ ------------ ----------------
Less Distributions
From investment income, net                 0.03              0.05       0.05         0.06         0.04           0.00**
From net realized gain on investments          -                 -       0.00**          -            -              -
In excess of net realized gain on
investments                                    -                 -          -            -         0.00**            -
                                       -------------- ------------ ------------ ------------ ------------ ----------------
Total distributions                         0.03              0.05       0.05         0.06         0.04           0.00
                                       -------------- ------------ ------------ ------------ ------------ ----------------
Net asset value, end of period         $    1.00         $    1.00  $    1.00    $    1.00    $    1.00      $    1.00
                                       ============== ============ ============ ============ ============ ================
Total Return                               2.71% (c)         5.46%      5.18%        5.74%        4.13%          0.44% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)      $  26,032         $  26,152  $  25,047    $  25,870    $  22,006      $   2,336
Ratio of operating expenses to average
net assets (a)                              0.25% (b)        0.30%      0.40%        0.40%        0.40%          0.40% (b)
Ratio of investment income, net to
average net assets                          5.39% (b)        5.33%      5.05%        5.58%        4.16%          2.67% (b)
Decrease in above expense ratios due
to waiver of investment advisory and
administration fees and reimburse-
ment of other expenses                      0.15% (b)        0.16%      0.30%        0.37%        0.64%         25.54% (b)

-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements
(b) Annualized.
(c) Not annualized.
 * Commencement of Operations
** Rounds to less than $.01
FFTW Funds, Inc.


Financial Highlights
June 30, 1998 (Unaudited)
                                                  U.S. Short-Term Portfolio






                                      Six months
For a share outstanding                 ended                              For the Year Ended
throughout the period:                June 30, 1998 ----------------------------------------------------------------
                                      (unaudited)   December 31, December 31, December 31, December 31, December 31,
                                                       1997         1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period  $    9.77       $    9.85    $    9.88    $    9.89    $    9.98    $   10.00
                                      ------------- ------------ ------------ ------------ ------------ ------------
Increase (Decrease) From
Investment Operations
Investment income, net                     0.28            0.57         0.55         0.56         0.44         0.32
Net realized and unrealized (loss) on
investments, financial futures and
options contracts, and foreign
currency-related transactions             (0.01)          (0.08)       (0.03)       (0.01)       (0.08)       (0.03)
                                      ------------- ------------ ------------ ------------ ------------ ------------
Total from investment operations           0.27            0.49         0.52         0.55         0.36         0.29
                                      ------------- ------------ ------------ ------------ ------------ ------------
Less Distributions
From investment income, net                0.28            0.57         0.55         0.56         0.45         0.31
In excess of investment income, net           -               -            -         0.00*        0.00*           -
                                      ------------- ------------ ------------ ------------ ------------ ------------
Total distributions                        0.28            0.57         0.55         0.56         0.45         0.31
                                      ------------- ------------ ------------ ------------ ------------ ------------
Net asset value, end of period        $    9.76       $    9.77    $    9.85    $    9.88    $    9.89    $    9.98
                                      ============= ============ ============ ============ ============ ============
Total Return                              2.77% (c)       5.09%        5.45%        5.71%        3.71%        2.88%
Ratios/Supplemental Data
Net assets, end of period (000's)     $ 448,662       $ 486,906    $ 355,257    $ 457,425    $ 290,695    $ 417,728
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.25% (b)       0.25%        0.27%        0.40%        0.40%        0.40%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.25% (b)       0.26%        0.40%        0.51%        0.43%        0.48%
Ratio of investment income, net to
average net assets                        5.70% (b)       5.78%        5.62%        5.64%        4.14%        3.28%
Decrease in above expense ratios
due to waiver of investment
advisory and administration fees          0.19% (b)       0.18%        0.05%        0.07%        0.08%        0.03%

-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements (b) Annualized. (c) Not annualized * Rounds to less than $0.01

FFTW Funds, Inc.


Financial Highlights (continued)
June 30, 1998 (Unaudited)
                                                        Stable Return Portfolio





                                     Six months                                                         Period From
                                       ended                       For the Year Ended                  July 26, 1993* to
                                     June 30, 1998 --------------------------------------------------- Dec. 31, 1993
                                     (unaudited)
For a share outstanding                                December 31, December 31, December 31, December 31,
throughout the period:                                      1997        1996          1995         1994
------------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period     $9.93            $9.93     $10.00          $9.55       $9.95         $10.00
Increase (Decrease) From
Investment Operations
Investment income, net                    0.28             0.62       0.55           0.60        0.43           0.14
Net realized and unrealized gain
(loss) on investments, financial
futures and options contracts and
foreign currency-related
transactions                              0.02             0.08      (0.04)          0.45       (0.40)          0.05
                                     ------------- ------------ ------------ ------------ ------------ -----------------
Total from investment operations          0.30             0.70       0.51           1.05        0.03           0.19
                                     ------------- ------------ ------------ ------------ ------------ -----------------
Less Distributions
From investment income, net               0.28             0.62       0.55           0.60        0.43           0.14
In excess of investment income, net          -                -       0.00**            -           -              -
From net realized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions                -             0.08       0.03              -           -           0.03
In excess of net realized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions                -                -          -              -           -           0.07
                                     ------------- ------------ ------------ ------------ ------------ -----------------
Total distributions                       0.28             0.70       0.58           0.60        0.43           0.24
                                     ------------- ------------ ------------ ------------ ------------ -----------------
Net asset value, end of period           $9.95            $9.93      $9.93         $10.00       $9.55          $9.95
                                     ============= ============ ============ ============ ============ =================
Total Return                             3.02% (c)        7.21%      5.29%         11.26%       0.29%          1.78% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)      $54,617          $40,029    $42,100         $5,080      $4,338         $3,482
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                     0.30% (b)        0.30%      0.31%          0.50%       0.50%          0.50% (b)
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                     0.30% (b)        0.60%      0.49%          1.41%       1.74%          0.50% (b)
Ratio of investment income, net to
average net assets                       5.60% (b)        6.10%      5.79%          6.09%       4.43%          3.68% (b)
Decrease in above expense ratios
due to waiver of investment
advisory fees and reimbursement of
other expenses                           0.20% (b)        0.31%      0.15%          0.53%       0.57%          1.46% (b)
Portfolio turnover                        548%           1,292%     1,387%         1,075%        343%         1,841%


-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized * Commencement of Operations ** Rounds to less than $.01
FFTW Funds, Inc.


Financial Highlights (continued)
                                                 Mortgate Total Return Portfolio





                                                                         Six months
                                                                           ended        Year Ended   Period From
For a share outstanding                                              June 30, 1998     December 31, April 20, 1996*
throughout the period:                                                 (unaudited)         1997     to Dec. 31, 1996
--------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period                                        $10.30           $10.16       $10.00
Increase (Decrease) From
Investment Operations
Investment income, net                                                        0.36             0.68         0.41
Net realized and unrealized gain on investments, short sales, and
financial futures, options and swap contracts                                 0.01             0.32         0.23
                                                                         ------------- ------------ ----------------
Total from investment operations                                              0.37             1.00         0.64
                                                                         ------------- ------------ ----------------
Less Distributions
From investment income, net                                                   0.33             0.63         0.41
In excess of investment income, net                                              -             0.05         0.06
From net realized gain on investments, short sales, and financial
futures, options and swap contracts                                              -             0.18         0.01
                                                                         ------------- ------------ ----------------
Total distributions                                                           0.33             0.86         0.48
                                                                         ------------- ------------ ----------------
Net asset value, end of period                                              $10.34           $10.30       $10.16
                                                                         ============= ============ ================
Total Return                                                                 3.63% (c)       10.19%        6.54% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)                                         $955,376         $655,271     $220,990
Ratio of operating expenses to average net assets, exclusive of interest
expense (a)                                                                  0.25% (b)        0.38%        0.45% (b)
Ratio of operating expenses to average net assets, inclusive of interest
expense (a)                                                                  0.25% (b)        0.47%        0.88% (b)
Ratio of investment income, net to average net assets                        6.35% (b)        6.07%        7.61% (b)
Decrease in above expense ratios due to waiver of investment advisory
fees and reimbursement of other expenses                                     0.20% (b)        0.07%        0.10% (b)
Portfolio turnover                                                            463%           3,396%         590%


-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements
(b) Annualized
(c) Not annualized
* Commencement of Operations
FFTW Funds, Inc.


Financial Highlights (continued)
                                                            Worldwide Portfolio


                                     Six months
                                       ended                              For the Year Ended
                                     June 30, 1998 ----------------------------------------------------------------
                                      (unaudited)
For a share outstanding                            December 31, December 31, December 31, December 31, December 31,
throughout the period:                                 1997         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period     $9.42           $9.64         $9.83        $9.27      $10.02         $9.98
                                     ------------- ------------ ------------ ------------ ------------ ------------
Increase (Decrease) From
Investment Operations
Investment income, net                    0.24            0.49          0.53         0.58        0.50          0.45
Net realized and unrealized gain
(loss) on investments, financial
futures and options contracts and
foreign currency-related
transactions                              0.07           (0.22)         0.01         0.56       (0.74)         1.04
                                     ------------- ------------ ------------ ------------ ------------ ------------
Total from investment operations          0.31            0.27          0.54         1.14       (0.24)         1.49
                                     ------------- ------------ ------------ ------------ ------------ ------------
Less Distributions
From investment income, net               0.24            0.19          0.53         0.30        0.20          0.45
In excess of investment income, net          -            0.11             -            -        0.01             -
From net realized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions                -               -          0.09            -           -          0.87
In excess of net realized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions                -               -             -            -           -          0.13
From capital stock in excess of par
value                                        -            0.19          0.11         0.28        0.30             -
                                     ------------- ------------ ------------ ------------ ------------ ------------
Total distributions                       0.24            0.49          0.73         0.58        0.51          1.45
                                     ------------- ------------ ------------ ------------ ------------ ------------
Net asset value, end of period           $9.49           $9.42         $9.64        $9.83       $9.27        $10.02
                                     ============= ============ ============ ============ ============ ============
Total Return                             3.29% (c)       2.93%         5.77%       12.60%      (2.25%)       15.86%
Ratios/Supplemental Data
Net assets, end of period (000's)     $ 87,047        $ 82,236      $ 74,939     $ 86,186    $ 53,721     $ 217,163
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                     0.60% (b)       0.60%         0.60%        0.60%       0.60%         0.59%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                     0.60% (b)       0.60%         0.60%        0.60%       0.63%         0.86%
Ratio of investment income, net to
average net assets                       5.03% (b)       5.21%         5.52%        6.13%       5.11%         4.48%
Decrease in above expense ratios
due to waiver of investment
advisory fees and reimbursement of
other expenses                               -           0.02%         0.05%        0.30%       0.02%             -
Portfolio Turnover                        372%            713%        1,126%       1,401%      1,479%        1,245%

-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements
(b) Annualized (c) Not annualized

FFTW Funds, Inc.


Financial Highlights (continued)
                                                     Worldwide-Hedged Portfolio






                                    Six months ended
                                    June 30, 1998                           For the Year Ended
                                     (unaudited)     ----------------------------------------------------------------
For a share outstanding                             December 31, December 31, December 31, December 31, December 31,
throughout the period:                                 1997         1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of
period                                    $11.23           $10.91       $10.85       $10.41      $10.08         $9.85
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Increase (Decrease) From
Investment Operations
Investment income, net                      0.28             0.53         0.62         0.45        0.34          0.45
Net realized and unrealized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions               0.24             0.80         0.43         0.66        0.43          0.76
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Total from investment operations            0.52             1.33         1.05         1.11        0.77          1.21
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Less Distributions
From investment income, net                 0.28             0.59         0.62         0.67        0.44          0.45
In excess of investment income,
net                                            -                -         0.37            -        0.00*            -
From net realized gain on
investments, financial futures and
options contracts and foreign
currency-related transactions                  -             0.42            -            -           -          0.53
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Total distributions                         0.28             1.01         0.99         0.67        0.44          0.98
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Net asset value, end of period            $11.47           $11.23       $10.91       $10.85      $10.41        $10.08
                                    ================ ============ ============ ============ ============ ============
Total Return                               4.73% (c)       12.60%       10.03%       11.00%       7.84%        12.89%
Ratios/Supplemental Data
Net assets, end of period (000's)       $170,875         $ 80,390      $30,024      $28,255        $273       $41,138
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                       0.44% (b)        0.45%        0.45%        0.45%       0.60%         0.60%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                       0.44% (b)        0.45%        0.45%        0.45%       0.65%         0.86%
Ratio of investment income, net to
average net assets                         5.06% (b)        5.29%        5.71%        5.84%       4.72%         4.49%
Decrease in above expense ratios
due to waiver of investment
advisory fees and reimbursement
of other expenses                          0.15% (b)        0.20%        0.24%        0.54%       0.17%         0.09%
Portfolio Turnover                          498%             704%       1,087%         500%      1,622%        1,254%

-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements
(b) Annualized
(c) Not annualized
 *  Rounds to less than $0.01
FFTW Funds, Inc.


Financial Highlights (continued)
                                                       International Portfolio





                                                                           Six months
                                                                             ended        Year Ended       Period From
For a share outstanding                                                June 30, 1998      December 31,    May 9, 1996* to
throughout the period:                                                     (unaudited)       1997        December 31, 1996
-----------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period                                           $9.50          $10.20         $10.00
Increase (Decrease) From
Investment Operations
Investment income, net                                                          0.24            0.50           0.38
Net realized and unrealized gain (loss) on investments, financial futures
contracts and foreign currency-related transactions                            (0.01)          (0.56)          0.28
                                                                           ------------- ------------ -----------------
Total from investment operations                                                0.23           (0.06)          0.66
                                                                           ------------- ------------ -----------------
Less Distributions
From investment income, net                                                     0.24            0.14           0.38
From net realized gain on investments, financial futures contracts and
foreign currency-related transactions                                              -            0.14              -
From capital stock in excess of par value                                          -            0.36           0.08
                                                                           ------------- ------------ -----------------
Total distributions                                                             0.24            0.64           0.46
                                                                           ------------- ------------ -----------------
Net asset value, end of period                                                 $9.49           $9.50         $10.20
                                                                           ============= ============ =================
Total Return                                                                   2.42% (c)      (0.43%)         6.66% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)                                            $76,976         $67,653        $35,746
Ratio of operating expenses to average net assets (a)                          0.60% (b)       0.60%          0.60% (b)
Ratio of investment income, net to average net assets                          5.02% (b)       5.19%          5.73% (b)
Decrease in above expense ratios due to waiver of investment advisory fees         -           0.10%          0.32% (b)
Portfolio turnover                                                              643%            809%           539%


-------------------------------------------------------------------------------

(a) Net of waivers
(b) Annualized
(c) Not annualized
* Commencement of Operations


FFTW Funds, Inc.


Financial Highlights (continued)
                                                 International-Hedged Portfolio




                                          Six months                                                           Period from
                                            ended                       For the Year Ended                   March 25, 1993* to
                                          June 30, 1998 ----------------------------------------------------  Dec. 31, 1993
                                           (unaudited)

For a share outstanding                                     December 31, December 31, December 31,  December 31,
throughout the period:                                           1997         1996        1995          1994
-------------------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period         $10.05            $9.80      $10.19     $10.00***      $10.39           $10.00
Increase (Decrease) From
Investment Operations
Investment income, net                         0.20             0.41        0.47       0.19           0.20             0.44
Net realized and unrealized gain
(loss) on investments, financial
futures and swap contracts, and
foreign currency-related
transactions                                   0.12             0.43       (0.15)      0.19          (0.46)            0.78
                                          ------------- ------------ ------------ ------------- ------------ ------------------
Total from investment operations               0.32             0.84        0.32       0.38          (0.26)            1.22
                                          ------------- ------------ ------------ ------------- ------------ ------------------
Less Distributions
From investment income, net                    0.27             0.36        0.47       0.19           0.20             0.44
In excess of investment income, net               -             0.17           -       0.00 (c)          -                -
From net realized gain on
investments, options and financial
futures and swap contracts, and
foreign currency-related
transactions                                      -             0.06        0.05          -              -                -
In excess of net realized gain on  investments
financial  futures,  options and
swap contracts, and foreign currency-related
transactions                                      -                -        0.09          -           0.50             0.39
From capital stock in excess of par value         -                -        0.10          -              -                -
                                          ------------- ------------ ------------ ------------- ------------ ------------------
Total distributions                            0.27             0.59        0.71       0.19           0.70             0.83
                                          ------------- ------------ ------------ ------------- ------------ ------------------
Net asset value, end of period               $10.10           $10.05       $9.80     $10.19          $9.43**         $10.39
                                          ============= ============ ============ ============= ============ ==================
Total Return                                  3.14% (d)        8.77%       3.18%     13.45%         (2.53%)          16.37% (b)
Ratios/Supplemental Data
Net assets, end of period                  $329,605         $283,005    $126,645   $ 34,005              -          $17,867
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                          0.30% (b)        0.42%       0.60%      0.60% (b)      0.57%            0.60% (b)
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                          5.81% (b)            -           -          -              -                -
Ratio of investment income, net to
average net assets                            5.44% (b)        3.67%       4.65%      6.12% (b)      2.87%            5.86% (b)
Decrease in above ratios due to
waiver of investment advisory fees
and reimbursement of other
expenses                                      0.30% (b)        0.16%       0.06%      0.17% (b)      0.49%            0.28% (b)
Portfolio turnover                             411%             712%        784%       764%         1,282%             855%



-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements (b) Annualized (c) Rounds to less than $0.01 * Commencement of Operations
** Represents net asset value per share at December 30, 1994. The Portfolio was fully liquidated on December 30, 1994 based on this net asset value
*** The Portfolio recommenced operations on September 14, 1995 (d) Not annualized FFTW Funds, Inc.


Financial Highlights (continued)
                                                 Emerging Markets Portfolio




                                                                                            Six months
                                                                                              ended         Period From
For a share outstanding                                                                    June 30, 1998    August 12, 1997*
throughout the period:                                                                     (unaudited)      to Dec. 31 1997
----------------------------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period                                                             $9.59           $10.00
Increase (Decrease) From
Investment Operations
Investment income, net                                                                            0.44             0.29
Net realized and unrealized (loss) on investments, financial futures contracts and foreign
currency-related transactions                                                                    (0.55)           (0.41)
                                                                                           ---------------- ----------------
Total from investment operations                                                                 (0.11)           (0.12)
                                                                                           ---------------- ----------------
Less Distributions
From investment income, net                                                                       0.44             0.29
                                                                                           ---------------- ----------------
Net asset value, end of period                                                                   $9.04            $9.59
                                                                                           ================ ================
Total Return                                                                                    (1.29%) (b)      (1.20%) (b)
Ratios/Supplemental Data
Net assets, end of period                                                                     $186,834         $111,043
Ratio of operating expenses to average net assets, exclusive of interest expense (a)             1.04% (a)        1.03% (a)
Ratio of operating expenses to average net assets, inclusive of interest expense (a)             1.13% (a)        1.03% (a)
Ratio of investment income, net to average net assets                                            9.46% (a)        7.87% (a)
Portfolio turnover                                                                                 72%              16%


-------------------------------------------------------------------------------

(a) Annualized
(b) Not annualized
* Commencement of Operations
FFTW Funds, Inc.


Notes to Financial Statements
June 30,1 998 (Unaudited)





1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently has thirteen Portfolios, nine of which were active as of June 30, 1998. The nine active Portfolios are: Money Market Portfolio ("Money Market"); U.S. Short-Term Portfolio ("U.S. Short-Term"); Stable Return Portfolio ("Stable Return"); Mortgage Total Return Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide-Hedged Portfolio ("Worldwide-Hedged"); International Portfolio ("International"); International-Hedged Portfolio ("International-Hedged"); and Emerging Markets Portfolio ("Emerging Markets"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Money Market, Mortgage, International-Hedged and Emerging Markets. The NAV of Money Market is calculated by the Fund's Accounting Agent as of 12:00 p.m. Eastern time on each Business Day. The NAV of Mortgage, International-Hedged and Emerging Markets is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Valuation

Except for Money Market, all investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

All investments in Money Market are valued daily using the amortized cost valuation method which approximates market value and is consistent with Rule 2a-7 of the Investment Company Act of 1940.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

Income Tax

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)






2. Summary of Significant Accounting Policies (continued)

Dividends to Shareholders

It is the policy of the Portfolios, other than Mortgage, to declare dividends daily from net investment income. Mortgage declares dividends monthly from net investment income on the last Business Day of each month. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Money Market, Stable Return, Mortgage, International, International-Hedged and Emerging Markets.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expense (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.

FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



3. Investment Advisory Agreements and Affiliated Transactions (continued)

                        Current       Investment    Current
                      Investment       Advisory     Expense
Portfolio            Advisory Fee Fee per Agreement   Cap
-------------------- ------------ ----------------- -------
Money Market                0.10%             0.10%   0.25%
U.S. Short-Term             0.15%             0.30%   0.25%
Stable Return               0.15%             0.35%   0.30%
Mortgage                    0.10%             0.30%   0.25%
Worldwide                   0.40%             0.40%   0.60%
Worldwide-Hedged            0.25%             0.40%   0.45%
International               0.40%             0.40%   0.60%
International-Hedged        0.10%             0.40%   0.30%
Emerging Markets            0.75%             0.75%   1.50%

Directors' fees of $12,000 were allocated among the Portfolios and paid for the six months ended June 30, 1998 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser receive an annual retainer of $20,000, payable quarterly and $1,000 per meeting attended.

On May 29, 1998, Investors Capital Services, Inc. became a wholly-owned subsidiary of Investors Bank and Trust Company (IBT), which is a wholly-owned subsidiary of Investors Financial Services Co., Inc. IBT serves as the Funds' custodian and accounting agent. Fees paid for services rendered by IBT are based upon assets of the Funds and on transactions entered into by the Funds during the year. Fees paid to IBT by the Funds are reflected as accounting and custody fees in the statement of operations.

As of June 30, 1998, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 79.9% of the Fund's total net assets and therefore, may be deemed a control person.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the six months ended June 30, 1998 for each of the Portfolios were as follows:

                        Purchase Cost of   Proceeds from Sales of
Portfolio            Investment Securities  Investment Securities
-------------------- --------------------- ----------------------
U.S. Short-Term             $2,167,982,497         $2,058,437,433
Stable Return                  358,233,762            346,769,727
Mortgage                     6,758,900,234          6,246,387,601
Worldwide                      217,308,389            218,388,016
Worldwide-Hedged               334,914,955            303,454,326
International                   28,715,358            186,005,712
International-Hedged           959,416,008          1,004,561,308
Emerging Markets               211,106,462             96,531,331

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes at June 30, 1998 for each of the Portfolios were as follows:

                      Unrealized   Unrealized
Portfolio            Appreciation Depreciation      Net
-------------------- ------------ ------------ --------------
U.S. Short-Term          $351,459     $633,772     $(282,313)
Stable Return             104,970       57,419        47,551
Mortgage                9,640,812    2,712,722     6,928,091
Worldwide                 889,145      386,596       502,549
Worldwide-Hedged          887,959      215,561       672,398
International             496,066      157,960       338,106
International-Hedged    2,582,737      591,894     1,990,843
Emerging Markets          591,668   11,394,798   (10,803,130)

The cost of securities owned by each Portfolio at June 30, 1998 for Federal tax purposes was substantially the same as for financial statement purposes.
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



5. Forward Foreign Exchange Contracts

Each Portfolio, except Money Market, may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S.
dollar.

At June 30, 1998, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


-------------------------------------------------------------------------------
                                                                             Unrealized
   Contract                                           Cost/                 Appreciation
    Amount                                           Proceeds     Value    (Depreciation)
-----------------------------------------------------------------------------------------
Forward Foreign Exchange Buy Contracts
     6,238,087 Australian Dollar closing 8/25/98    $ 3,828,207 $ 3,875,674  $    47,467
    10,229,214 Canadian Dollar closing 8/25/98       7,056,168   6,968,430       (87,738)
    33,451,499 French Franc closing 8/25/98          5,630,712   5,551,078       (79,634)
    24,237,911 German Deutschemark closing 8/25/98  13,725,792  13,476,792      (249,000)
     3,944,158 Great British Pound closing 8/25/98   6,422,420   6,565,801       143,381
17,581,001,167 Italian Lira closing 8/25/98         10,065,555   9,903,436      (162,119)
     3,466,978 Japanese Yen closing 8/25/98         25,596,908  25,063,327      (533,581)
       850,000 Netherlands Guilder closing 8/25/98     423,877     419,406        (4,471)
     1,550,000 New Zealand Dollar closing 8/25/98      824,968     802,791       (22,177)
   789,918,532 Spanish Peseta closing 8/25/98        5,248,628   5,171,020       (77,608)
    21,656,310 Swedish Krona closing 8/25/98         2,729,589   2,720,845        (8,744)
Forward Foreign Exchange Sell Contracts
     6,147,199 Australian Dollar closing 8/25/98     3,675,253   3,819,205      (143,952)
     6,951,597 Canadian Dollar closing 8/25/98       4,840,279   4,735,625       104,654
    13,847,131 Danish Krone closing 8/25/98          2,046,107   2,019,710        26,397
    21,997,893 German Deutschemark closing 8/25/98  12,403,888  12,231,295       172,593
     3,160,000 Great British Pound closing 8/25/98   5,174,603   5,260,421       (85,818)
 1,807,762,768 Japanese Yen closing 8/25/98         13,472,794  13,144,428       328,366
     1,703,696 New Zealand Dollar closing 8/25/98      906,366     882,394        23,972
     7,900,000 Swiss Franc closing 8/25/98           5,307,753   5,240,098        67,655
                                                                           --------------
                                                                               $(540,357)
                                                                           ==============


FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



5. Forward Foreign Exchange Contracts (continued)

At June 30, 1998, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:



-------------------------------------------------------------------------------
                                                                             Unrealized
   Contract                                           Cost/                 Appreciation
    Amount                                           Proceeds     Value    (Depreciation)
-----------------------------------------------------------------------------------------
Forward Foreign Exchange Buy Contracts
    12,489,790 Australian Dollar closing 8/25/98    $ 7,668,919 $ 7,759,807  $    90,888
    12,551,958 Canadian Dollar closing 8/25/98       8,649,178   8,550,749       (98,429)
    26,450,889 German Deutschemark closing 8/25/98  14,943,910  14,707,254      (236,654)
     2,780,000 Great British Pound closing 8/25/98   4,520,903   4,627,838       106,935
14,999,014,852 Italian Lira closing 8/25/98          8,587,304   8,448,994      (138,310)
 3,408,442,946 Japanese Yen closing 8/25/98         24,983,063  24,783,137      (199,926)
     2,600,000 New Zealand Dollar closing 8/25/98    1,403,890   1,346,616       (57,274)
   613,699,998 Spanish Peseta closing 8/25/98        4,077,741   4,017,446       (60,295)
    38,355,152 Swedish Krona closing 8/25/98         4,834,332   4,818,846       (15,486)
Forward Foreign Exchange Sell Contracts
    13,561,966 Australian Dollar closing 8/25/98     8,135,943   8,425,941      (289,998)
    12,792,870 Canadian Dollar closing 8/25/98       8,907,295   8,714,866       192,429
    52,582,270 Danish Krone closing 8/25/98          7,769,764   7,669,525       100,239
    50,599,438 German Deutschemark closing 8/25/98  28,590,339  28,134,360       455,979
     7,177,280 Great British Pound closing 8/25/98  11,741,123  11,947,946      (206,823)
 3,317,133,087 Japanese Yen closing 8/25/98         24,733,302  24,119,214       614,088
     2,674,537 New Zealand Dollar closing 8/25/98    1,422,853   1,385,221        37,632
     6,896,712 Swedish Krona closing 8/25/98           899,063     866,486        32,577
    14,272,050 Swiss Franc closing 8/25/98           9,589,052   9,466,702       122,350
                                                                           --------------
                                                                                $449,922
                                                                           ==============


FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)




5. Forward Foreign Exchange Contracts (continued)

At June 30, 1998, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-------------------------------------------------------------------------------
                                                                           Unrealized
   Contract                                           Cost/               Appreciation
    Amount                                          Proceeds     Value   (Depreciation)
---------------------------------------------------------------------------------------
Forward Foreign Exchange Buy Contracts
     7,378,409 Australian Dollar closing 8/25/98   $ 4,523,902$ 4,584,146  $    60,244
    13,923,117 Canadian Dollar closing 8/25/98      9,603,750  9,484,822      (118,928)
    57,459,006 French Franc closing 8/25/98         9,671,768  9,534,982      (136,786)
    47,642,220 German Deutschemark closing 8/25/98 27,006,010 26,490,084      (515,926)
     7,109,739 Great British Pound closing 8/25/98 11,578,877 11,835,511       256,634
21,615,556,407 Italian Lira closing 8/25/98        12,375,437 12,176,114      (199,323)
 4,273,117,599 Japanese Yen closing 8/25/98        31,843,512 31,070,274      (773,238)
     7,188,790 Netherlands Guilder closing 8/25/98  3,584,895  3,547,084       (37,811)
     1,200,000 New Zealand Dollar closing 8/25/98     638,700    621,515       (17,185)
   981,109,483 Spanish Peseta closing 8/25/98       6,519,000  6,422,608       (96,392)
    27,630,443 Swedish Krona closing 8/25/98        3,507,533  3,471,420       (36,113)
Forward Foreign Exchange Sell Contracts
     6,839,391 Australian Dollar closing 8/25/98    4,084,637  4,249,259      (164,622)
     8,775,637 Canadian Dollar closing 8/25/98      6,111,461  5,978,213       133,248
    14,219,110 Danish Krone closing 8/25/98         2,101,072  2,073,966        27,106
    22,199,627 German Deutschemark closing 8/25/98 12,507,645 12,343,463       164,182
     3,540,000 Great British Pound closing 8/25/98  5,811,533  5,893,003       (81,470)
 1,990,528,425 Japanese Yen closing 8/25/98        14,849,744 14,473,336       376,408
     1,347,112 New Zealand Dollar Closing 8/25/98     716,664    697,709        18,955
     8,484,950 Swiss Franc closing 8/25/98          5,683,613  5,628,097        55,516
                                                                         --------------
                                                                           $(1,085,501)

FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



5. Forward Foreign Exchange Contracts (continued)

At June 30, 1998, International-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


-------------------------------------------------------------------------------
                                                                                Unrealized
    Contract                                            Cost/                  Appreciation
     Amount                                           Proceeds       Value    (Depreciation)
--------------------------------------------------------------------------------------------
Forward Foreign Exchange Buy Contracts
     62,468,794 Australian Dollar closing 8/25/98    $ 38,415,503 $ 38,811,363 $    395,860
     73,346,158 Canadian Dollar closing 8/25/98       50,617,199   49,965,481      (651,718)
    242,630,209 French Franc closing 8/25/98          40,840,649   40,263,046      (577,603)
    186,516,149 German Deutschemark closing 8/25/98  105,514,932  103,706,933    (1,807,999)
     30,990,428 Great British Pound closing 8/25/98   50,452,699   51,589,455     1,136,756
102,210,870,575 Italian Lira closing 8/25/98          58,518,232   57,575,718      (942,514)
 25,056,635,693 Japanese Yen closing 8/25/98         185,987,626  182,189,355    (3,798,271)
     67,824,949 Netherlands Guilder closing 8/25/98   33,822,844   33,466,104      (356,740)
      9,250,000 New Zealand Dollar closing 8/25/98     4,923,613    4,790,848      (132,765)
  5,914,885,684 Spanish Peseta closing 8/25/98        39,301,566   38,720,442      (581,124)
    190,835,566 Swedish Krona closing 8/25/98         24,143,772   23,976,104      (167,668)
Forward Foreign Exchange Sell Contracts
     58,640,292 Australian Dollar closing 8/25/98     35,270,840   36,432,745    (1,161,905)
     50,493,709 Canadian Dollar closing 8/25/98       35,144,454   34,397,746       746,708
     61,200,000 Swiss Franc closing 8/25/98           41,098,138   40,594,176       503,962
    143,817,446 German Deutschemark closing 8/25/98   81,045,410   79,965,548     1,079,862
     24,860,000 Great British Pound closing 8/25/98   40,708,494   41,384,193      (675,699)
 14,623,894,337 Japanese Yen closing 8/25/98         108,973,332  106,331,829     2,641,503
      9,088,370 New Zealand Dollar closing 8/25/98     4,835,013    4,707,134       127,879
    196,113,902 Danish Krone closing 8/25/98          28,978,567   28,604,711       373,856
                                                                              --------------
                                                                                $(3,847,620)
                                                                              ==============



FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



5. Forward Foreign Exchange Contracts (continued)

At June 30, 1998, Emerging Markets had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


-------------------------------------------------------------------------------
                                                                               Unrealized
   Contract                                             Cost/                 Appreciation
    Amount                                             Proceeds     Value    (Depreciation)
-------------------------------------------------------------------------------------------
Forward Foreign Exchange Buy Contracts
8,136,150,000 Colombia Peso closing 8/25/98           $ 5,500,000 $ 5,559,167    $  59,167
  374,596,000 Czech Koruna closing 8/25/98            11,109,112  11,250,184       141,072
   20,075,768 German Deutschemark closing 8/25/98     11,150,621  11,140,215       (10,406)
1,222,195,000 Great British Pound closing 8/25/98      3,905,373   4,018,506       113,133
   19,800,000 Malaysian Ringgit closing 8/25/98        5,000,000   4,657,910      (342,090)
  210,000,000 Philippines Peso closing 8/25/98         5,160,349   4,966,144      (194,205)
  202,750,000 Thai Baht closing 8/25/98                5,000,000   4,652,897      (347,103)
4,689,400,000 Turkish Lira closing 8/25/98            11,000,000  12,323,534     1,323,534
    3,454,968 European Currency Unit closing 8/25/98   3,859,302   3,811,517       (47,785)
Forward Foreign Exchange Sell Contracts
  374,596,000 Czech Koruna closing 8/25/98            11,150,621  11,250,184       (99,563)
   48,384,978 German Deutschemark closing 8/25/98     27,128,055  26,882,322       245,733
1,222,195,000 Great British Pound closing 8/25/98      3,859,302   4,018,506      (159,204)
2,040,000,000 Japanese Yen closing 8/25/98            15,000,000  14,846,887       153,113
  110,050,000 Thai Baht closing 8/25/98                2,253,737   2,375,900      (122,163)
2,594,750,000 Turkish Lira closing 8/25/98             5,727,925   6,801,249    (1,073,324)
    3,438,806 European Currency Unit closing 8/25/98   3,905,373   3,793,688       111,685
   47,500,000 South African Rand closing 8/25/98       8,959,728   7,996,633       963,095
                                                                             --------------
                                                                                 $ 714,689
                                                                             ==============


Each Portfolio, other than Money Market, may enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 1998, no Portfolio had an outstanding purchase or sale of foreign currency on the spot markets.
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



6. Financial Futures Contracts

Each Portfolio, other than Money Market, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments.

Investments in financial futures contracts require the Portfolio to "mark to market" open financial futures contracts on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 1998, the Portfolios placed U.S. Treasury Bills or other liquid securities or cash in segregated accounts for the benefit of the broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

                        June 30,1998
Portfolio             Collateral Value
--------------------- ----------------
U.S. Short-Term             $2,931,552
Stable Return                  488,592
Mortgage Total Return        2,638,397
Worldwide                      699,274
Worldwide-Hedged             1,248,704
International                  899,067
International-Hedged         6,593,156
Emerging Markets             1,270,397

As of June 30, 1998, U.S. Short-Term had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                       Value      Unrealized
                                                    Covered by   Appreciation
Contracts                                            Contracts  (Depreciation)
------------------------------------------------------------------------------
Long Futures Contracts:
      310 September '98 Euro Dollars                $ 73,086,375 $     13,764
      448 December '98 Euro Dollars                 105,582,400       103,966
Short Futures Contracts:
       65 September '98 2 Year U.S. Treasury Notes   13,544,375       (14,232)
                                                                --------------
                                                                     $103,498
                                                                ==============

As of June 30, 1998, Stable Return had the following open financial futures contracts:

------------------------------------------------------------------------------
                                                       Value
                                                    Covered by    Unrealized
Contracts                                            Contracts  (Depreciation)
------------------------------------------------------------------------------
Short Futures Contracts:
        9 September '98 CBT 5 Year Treasury Notes      $987,188       $(2,077)
       14 September '98 2 Year U.S. Treasury Notes    2,917,250        (2,578)
                                                                --------------
                                                                      $(5,089)
                                                                ==============
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



6. Financial Futures Contracts (continued)

As of June 30, 1998, Mortgage had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                      Value      Unrealized
                                                   Covered by   Appreciation
Contracts                                           Contracts  (Depreciation)
-------------------------------------------------------------------------------
Long Futures Contracts:
      189 September '98 5 Year Treasury Notes      $ 20,730,938  $    24,770
Short Futures Contracts:
      148 September '98 2 Year Treasury Notes       30,839,500       (44,766)
      327 September '98 10 Year Treasury Notes      37,226,906      (142,831)
       18 September '98 U.S. Long Bonds              2,224,688       (39,336)
                                                               --------------
                                                                   $(202,163)
                                                               ==============

As of June 30, 1998, Worldwide had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                          Value      Unrealized
                                                       Covered by   Appreciation
Contracts                                              Contracts  (Depreciation)
-------------------------------------------------------------------------------
Long Futures Contracts:
    69 September '98 LIFFE Deutsche Bundes          $10,357,456       $47,860
    97 September '98 Deutsche MED Bundes             14,199,022        45,317
    25 September '98 CBT 5 Year U.S. Treasury Notes   2,742,188        11,133
    27 September '98 LIFFE Long Gilt                  4,899,828        (4,861)
     2 September '98 TSE Japanese 10 Year Bond        1,913,620       (19,468)
    57 September '98 10 Year U.S. Treasury Notes      6,489,094        35,752
    27 September '98 U.S. Treasury Bonds              3,337,031        49,489
                                                                --------------
                                                                     $165,222
                                                                ==============

As of June 30, 1998, Worldwide-Hedged had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                         Value      Unrealized
                                                      Covered by   Appreciation
Contracts                                              Contracts  (Depreciation)
-------------------------------------------------------------------------------
Long Futures Contracts:
  100 September '98 10 Year U.S. Treasury Notes       $11,384,375       $62,721
   24 September '98 CBT 5 Year U.S. Treasury Notes      2,632,500        10,553
  207 September '98 Deutsche Bundes                    31,072,367       180,790
  156 September '98 Deutsche MED Bundes                22,835,541        70,092
   53 September '98 LIFFE Long Gilt                     9,618,181       (11,920)
    1 September '98 TSE Japanese Gov't. 10 Year Bond      956,810        (9,734)
  130 September '98 U.S. Treasury Bonds                16,067,188       237,991
                                                                 --------------
                                                                       $540,493
                                                                 ==============
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



6. Financial Futures Contracts (continued)

As of June 30, 1998, International had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                        Value      Unrealized
                                                     Covered by   Appreciation
 Contracts                                            Contracts   (Depreciation)
-------------------------------------------------------------------------------
Long Futures Contracts:
  276 September '98 Deutsche MED Bundes              $41,079,542      $227,805
   44 September '98 LIFFE Long Gilt                    7,984,905       (16,640)
    4 September '98 TSE Japanese Gov't. 10 Year Bond   3,827,241       (38,935)
                                                                 --------------
                                                                      $172,230
                                                                 ==============

As of June 30, 1998, International-Hedged had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                         Value      Unrealized
                                                       Covered by Appreciation
Contracts                                              Contracts  (Depreciation)
------------------------------------------------------------------------------
Long Futures Contracts:
      483 September '98 Deutsche Bundes                  $72,502,189   $440,761
      908 September '98 Deutsche MED Bundes              132,914,556    363,806
      188 September '98 LIFFE Long Gilt                   34,117,321    (23,569)
       33 September '98 TSE Japanese Gov't. 10 Year Bond  31,574,735   (321,220)
       15 September '98 U.S. Treasury Bonds                1,853,906     28,510
                                                                  --------------
                                                                       $488,288
                                                                  ==============

As of June 30, 1998, Emerging Markets had the following open financial futures contracts:

-------------------------------------------------------------------------------
                                                         Value   Unrealized
                                                      Covered by Appreciation
Contracts                                            Contracts  (Depreciation)
------------------------------------------------------------------------------
Short Futures Contracts:
      138 September '98 CBT 5 Year U.S. Treasury Notes   $15,136,875   $(62,226)
      246 September '98 10 Year U.S. Treasury Notes       28,005,562   (157,635)
      397 September '98 U.S. Treasury Bonds               49,066,719   (793,122)
                                                                  --------------
                                                                   $ (1,012,983)
                                                                  ==============
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)


7. Capital Stock Transactions

As of June 30, 1998, there were 5,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for Money Market were as follows for the periods indicated:

-------------------------------------------------------------------------------
                                Six Months Ended                Year Ended
                                 June 30, 1998              December 31, 1997
-------------------------------------------------------------------------------
                             Shares        Amount         Shares        Amount
-------------------------------------------------------------------------------
Shares sold                   975,184     $975,184      809,659        $809,659
Shares issued related to
reinvestment of dividends     690,263      690,263    1,363,118       1,363,118
--------------------------------------------------------------------------------
                            1,665,447    1,665,447    2,172,777       2,172,777
Shares redeemed             1,785,770    1,785,770    1,067,582       1,067,582
--------------------------------------------------------------------------------
Net increase (decrease)      (120,323)   $(120,323)   1,105,195      $1,105,195
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:


-------------------------------------------------------------------------------
                                Six Months Ended                Year Ended
                                 June 30, 1998              December 31, 1997
-------------------------------------------------------------------------------
                             Shares        Amount         Shares        Amount
-----------------------------------------------------------------------------------
Shares sold               392,795,691  $ 3,838,188,029 635,311,236  $ 6,237,574,780
Shares issued related to
reinvestment of dividends   1,436,276      14,031,450    2,789,536      27,377,336
-----------------------------------------------------------------------------------
                          394,231,967   3,852,219,479  638,100,772   6,264,952,116
Shares redeemed           398,109,932   3,890,058,787  624,333,180   6,129,968,601
-----------------------------------------------------------------------------------
Net increase (decrease)    (3,877,965)   $(37,839,308)  13,767,592    $134,983,515
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Transactions in capital stock for Stable Return were as follows for the periods indicated:

------------------------------------------------------------------------------
                                Six Months Ended                Year Ended
                                 June 30, 1998              December 31, 1997
-------------------------------------------------------------------------------
                             Shares        Amount         Shares        Amount
-------------------------------------------------------------------------------
Shares sold                 3,926,160  $39,302,834    3,788,291     $37,880,900
Shares issued related to
reinvestment of dividends     171,049    1,701,254      215,997       2,148,047
--------------------------------------------------------------------------------
                            4,097,209   41,004,088    4,004,288      40,028,947
Shares redeemed             2,638,506   26,228,719    4,216,188      41,993,570
----------------------------------------------------------------------------
Net increase (decrease)     1,458,702  $14,775,369     (211,900)    $(1,964,623)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)


7. Capital Stock Transactions (continued)

Transactions in capital stock for Mortgage were as follows for the periods indicated:

-------------------------------------------------------------------------------
                               Six Months Ended             Year Ended
                                June 30, 1998           December 31, 1997
-----------------------------------------------------------------------------
                            Shares       Amount       Shares       Amount
-----------------------------------------------------------------------------
Shares sold               34,911,537 $   360,250,00073,900,117 $   762,614,676
Shares issued related to
reinvestment of dividends  2,430,725     25,105,689  4,663,202     47,946,656
-----------------------------------------------------------------------------
                          37,342,262    385,355,689 78,563,319    810,561,332
Shares redeemed            8,561,773     88,488,400 36,721,484    383,659,957
-----------------------------------------------------------------------------
Net increase              28,780,489   $296,867,289 41,841,835   $426,901,375
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Transactions in capital stock for Worldwide were as follows for the periods indicated:

-----------------------------------------------------------------------------
                               Six Months Ended             Year Ended
                                June 30, 1998           December 31, 1997
-----------------------------------------------------------------------------
                            Shares       Amount       Shares       Amount
-----------------------------------------------------------------------------
Shares sold                  491,075     $4,647,035  1,920,788    $18,112,235
Shares issued related to
reinvestment of dividends    171,462      1,620,384    343,250      3,210,931
-----------------------------------------------------------------------------
                             662,537      6,267,418  2,264,038     21,323,166
Shares redeemed              226,620      2,146,257  1,304,053     12,156,347
-----------------------------------------------------------------------------
Net increase                 435,917     $4,121,161    959,985     $9,166,819
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

-----------------------------------------------------------------------------
                               Six Months Ended             Year Ended
                                June 30, 1998           December 31, 1997
-----------------------------------------------------------------------------
                            Shares       Amount       Shares       Amount
-----------------------------------------------------------------------------
Shares sold                7,968,720    $90,047,511  3,982,279    $44,433,183
Shares issued related to
reinvestment of dividends    289,058      3,285,643    530,286      5,958,627
-----------------------------------------------------------------------------
                           8,257,778     93,333,154  4,512,565     50,391,810
Shares redeemed              516,062      5,860,997    105,402      1,178,345
-----------------------------------------------------------------------------
Net increase               7,741,715    $87,472,157  4,407,163    $49,213,465
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



7. Capital Stock Transactions (continued)

Transactions in capital stock for International were as follows for the periods indicated:

-------------------------------------------------------------------------------
                               Six Months Ended                Year Ended
                                June 30, 1998              December 31, 1997
-------------------------------------------------------------------------------
                            Shares       Amount         Shares          Amount
-------------------------------------------------------------------------------
Shares sold               2,419,789 $   23,108,473    3,289,389  $   32,040,188
Shares issued related to
reinvestment of dividends   175,360     1,665,069       351,087       3,365,604
-------------------------------------------------------------------------------
                          2,595,149    24,773,541     3,640,476      35,405,792
Shares redeemed           1,606,582    15,344,997        21,837         212,502
-------------------------------------------------------------------------------
Net increase                988,567    $9,428,544     3,618,639     $35,193,290
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Transactions in capital stock for International-Hedged were as follows for the periods indicated:

-------------------------------------------------------------------------------
                               Six Months Ended                Year Ended
                                June 30, 1998              December 31, 1997
-------------------------------------------------------------------------------
                            Shares       Amount         Shares          Amount
-------------------------------------------------------------------------------
Shares sold               4,404,914 $44,000,000    21,516,017      $216,244,172
Shares issued related to
reinvestment of dividends   840,739   8,426,697     1,252,355        12,577,383
-------------------------------------------------------------------------------
                          5,245,653  52,426,697    22,768,372       228,821,555
Shares redeemed             755,305   7,600,000     7,532,876        76,430,078
-------------------------------------------------------------------------------
Net increase              4,490,348 $44,826,697    15,235,496      $152,391,477
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

-------------------------------------------------------------------------------
                               Six Months Ended  Period from August 12, 1997* to
                                June 30, 1998          December 31, 1997
-------------------------------------------------------------------------------
                            Shares       Amount         Shares          Amount
-------------------------------------------------------------------------------
Shares sold               8,316,238     $81,000,000    12,811,892   $125,300,000
Shares issued related to
reinvestment of dividends   779,445       7,382,205       197,299      1,903,314
--------------------------------------------------------------------------------
                          9,095,683      88,382,205    13,009,191    127,203,314
Shares redeemed                   -               -     1,431,789     13,730,857
--------------------------------------------------------------------------------
Net increase              9,095,683     $88,382,205    11,577,402   $113,472,457
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
------------------
* Commencement of Operations
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)



8. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in repurchase agreements. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. Reverse repurchase agreements for U.S. Short-Term, Worldwide, and Worldwide-Hedged may not exceed 25% of the Portfolio's total assets. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement.

For the six months ended June 30, 1998, the following Portfolios had an average amount of reverse repurchase agreements outstanding and daily weighted average interest rate as shown:

                   Average   Average
Portfolio          Balance     Rate
------------------------------------
U.S. Short-Term  $     56,353  5.00%
Mortgage             696,063   5.46%
Emerging Markets   3,326,147   4.08%

Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.

9. Options Transactions

For hedging purposes, each Portfolio other than Money Market, may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-thecounter markets.

The risk with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value. FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)


9. Options Transactions (continued)

A summary of put and call options written by U. S. Short-Term for the six months ended June 30, 1998 is as follows:

                                        Calls              Puts
                                 ------------------ ------------------
                                    # of               # of
                                 Contracts Premiums Contracts Premiums
----------------------------------------------------------------------
Outstanding, beginning of period         -       $-         -       $-
Options written
US Treasury                            817  424,847       817  298,128
Options Closed
US Treasury                            817  424,847       817  298,128
----------------------------------------------------------------------
Outstanding end of period                        $-                 $-
----------------------------------------------------------------------
----------------------------------------------------------------------

Net realized loss on written options transactions for the six months ended June 30, 1998 was $25,410.

A summary of put and call options written by Stable Return for the six months ended June 30, 1998 is as follows:

                                        Calls              Puts
                                 ------------------ ------------------
                                    # of               # of
                                 Contracts Premiums Contracts Premiums
----------------------------------------------------------------------
Outstanding, beginning of period         -       $-         -       $-
Options written
US Treasury                             95   40,890        95   48,421
Options Closed
US Treasury                             95   40,890        95   48,421
----------------------------------------------------------------------
Outstanding end of period                -       $-         -       $-
----------------------------------------------------------------------
----------------------------------------------------------------------

Net realized gain on written options transactions for the six months ended June 30, 1998 was $23,153

A summary of put and call options written by Worldwide Portfolio for the six months ended June 30, 1998 is as follows:

                                        Calls              Puts
                                 ------------------ ------------------
                                    # of               # of
                                 Contracts Premiums Contracts Premiums
----------------------------------------------------------------------
Outstanding, beginning of period         -       $-         -       $-
Options written
US Treasury                             30   15,301        30   21,551
Options Closed
US Treasury                             30   15,301        30   21,551
----------------------------------------------------------------------
Outstanding end of period                -       $-         -       $-
----------------------------------------------------------------------
----------------------------------------------------------------------

Net realized gain on written options transactions for the six months ended June 30, 1998 was $10,734.

A summary of put and call options written by Worldwide-Hedged for the six months ended June 30, 1998 is as follows:

                                        Calls              Puts
                                 ------------------ ------------------
                                    # of               # of
                                 Contracts Premiums Contracts Premiums
----------------------------------------------------------------------
Outstanding, beginning of period         -       $-         -       $-
Options written
US Treasury                             55   28,051        55   39,505
Options Closed
US Treasury                             55   28,051        55   39,505
----------------------------------------------------------------------
Outstanding end of period                -       $-         -       $-
----------------------------------------------------------------------
----------------------------------------------------------------------

FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)


Net realized gain on written options transactions for the six months ended June 30, 1998 was $19,854.

10. Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

Mortgage entered into an interest rate swap contract pursuant to which the Portfolio receives payments based on changes in the London Interbank Offered Rate (LIBOR) applied to a notional amount and makes fixed rate payments based on the same notional amount. The swap contracts are designed to enhance the total return of the Portfolio.

The Portfolio records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments.

As of June 30, 1998, Mortgage had entered into the following interest rate swap contract:

-------------------------------------------------------------------------------
      Swap        Notional    Termination    Payments Made  Payments Received   Unrealized
  Counterparty     Amount        Date      by the Portfolio  by the Portfolio (Depreciation)
--------------------------------------------------------------------------------------------
Morgan Guaranty $25,000,000 August 3, 1999      6.678%     3 month Libor   $(2,481,272)
Trust Company

International-Hedged entered into a swap agreement pursuant to which the Portfolio agrees to pay the return of a specified global index in exchange for an interest payment based on LIBOR. The effect of such is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

The Portfolio records a net receivable or payable on a daily basis for the amount expected to be received or paid in the period. Income paid or received on the JP Morgan Index is broken down into an interest expense component (recorded as an offset to interest income) and a capital component (recorded as net realized gain or loss on investment). Income received based on LIBOR is recorded as interest income.

At June 30, 1998, International-Hedged had the following outstanding swap contracts with Morgan Guaranty Trust Company of New York with the following terms:

-------------------------------------------------------------------------------
    Notional    Termination         Payments Made        Payments Received
     Amount         Date          by the Portfolio        by the Portfolio
--------------------------------------------------------------------------
 $21,600,000.00      4/5/00  % change in JP Morgan Index  LIBOR minus .28%
 108,000,000.00     11/4/98  % change in JP Morgan Index  LIBOR minus .26%
  90,000,000.00     7/31/99  % change in JP Morgan Index  LIBOR minus .26%
  31,000,000.00      8/4/99  % change in JP Morgan Index  LIBOR minus .27%
  29,000,000.00      8/4/99  % change in JP Morgan Index  LIBOR minus .29%
  20,000,000.00      8/4/99  % change in JP Morgan Index  LIBOR minus .27%
  13,000,000.00      8/4/99  % change in JP Morgan Index  LIBOR minus .29%
  12,000,000.00      8/4/99  % change in JP Morgan Index  LIBOR minus .28%

FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)


11. Segregation of Assets

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Except for Money Market, the Portfolios turn over assets on a frequent basis which would make it impractical to specify individual securities to be used for segregation purposes. Therefore, the Portfolio's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled assets.

12. Subsequent Events

Developments in Russia

As of June 30, 1998, the Fund held securities issued by Russian corporations and governmental organizations that comprised 12.1% of its portfolio. Subsequent to June 30, 1998, the Russian economy has experienced a number of unfavorable economic events including the Russian government's moratorium on debt repayment and a significant devaluation of its currency, the Ruble. These events have resulted in restricted trading markets and uncertain valuations of securities issued by Russian entities, including issuers of securities held by the Fund. A reasonable estimate of the Russian economy's impact to the Fund's portfolio cannot be made. Valuations of securities held by the Fund are being valued in accordance with its valuation policies described in Footnote 1.
FFTW Funds, Inc.


Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)




OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION




OFFICERS AND DIRECTORS                 Investment Adviser
                                       Fischer Francis Trees & Watts, Inc.
Stephen P. Casper                      200 Park Avenue
Director of the Fund                   New York, NY  10166

John C Head III                        Sub-Adviser
Director of the Fund                   Fischer Francis Trees & Watts
                                       3 Royal Court
Lawrence B. Krause                     The Royal Exchange
Director of the Fund                   London, EC3V 3RA

Onder John Olcay                       Administrator
Chairman of the Board and              Investors Capital Services, Inc.
President of the Fund                  600 Fifth Avenue
                                       New York, NY  10020
William E. Vastardis
Secretary and Treasurer of the Fund    Distributor
                                       AMT Capital Securities, L.L.C.
Carla E. Dearing                       399 Park Avenue, 37th Floor
Assistant Treasurer of the Fund        New York, NY  10022

                                       Custodian and Fund Accounting Agent
                                       Investors Bank & Trust Company
                                       200 Clarendon St.
                                       Boston, MA  02116

                                       Transfer and Dividend Disbursing Agent
                                       Investors Bank & Trust Company
                                       200 Clarendon St.
                                       Boston, MA  02116

                                       Legal Counsel
                                       Dechert Price & Rhoads
                                       1500 K Street, N.W.
                                       Washington, D.C.  20005-1208

                                       Independent Auditors
                                       Ernst & Young LLP
                                       787 Seventh Avenue
                                       New York, NY  10019